             ANCHOR
             SERIES
             TRUST

                                                   ANNUAL
                                                   REPORT
                                                   DECEMBER 31, 1995

---------------------

                        DEAR ANCHOR SERIES TRUST INVESTOR:

                     This report contains the annual financial information for
                the twelve portfolios in the Anchor Series Trust that underlie the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.

                     As most of you are aware, 1995 was a year of extremely
                strong performance in the U.S. stock market, with a return of 37.6% as represented by the S&P 500 Composite Index. Smaller capitalization stocks also had a positive showing, as evidenced by a 28.4% return for the Russell 2000, a small cap stock index. These equity returns were followed by a very strong bond market with investment grade bonds returning 18.5% (as measured by the Lehman Bros. Aggregate Index) and high yield bonds returning 19.2% (Lehman Bros. High Yield Index).

                     Fueling these returns were a number of economic and market factors, including a low and stable rate of inflation, slow economic growth, continued strong corporate earnings, two Federal Reserve short-term interest rate cuts, and relatively low interest rates. These factors provide an economic setting that was and continues to be positive for investors.

                     Non-U.S. equity markets were generally positive for the
                year as represented by the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index (GDP-weighted) gain of 11.6%. Like the U.S., many other countries have also been impacted by slow economic growth and have begun taking steps to cut interest rates and provide tax cuts and other stimuli. We are seeing some positive signs that these steps are working. This is particularly true in Japan, which has been in a recession for several years and seems to be turning a corner.

                     In short, 1995 was an unusually good year in the stock and bond markets, and the Anchor Series Trust portfolios participated in these gains. Following is a more in-depth review of the major capital markets from Wellington Management Company, the investment adviser for these portfolios.

                        EQUITY MARKETS

                     The fourth quarter brought a continuation of strongly
                positive market trends. 1995 saw the best total return for the U.S. stock market in almost 40 years. Much of the fundamental backdrop that fueled this rise is still in place: moderate growth, moderate inflation, and falling interest rates. A key difference is corporate profits, where the outlook is still positive but the absolute gains are expected to be more subdued. Therefore, positive but less spectacular results are expected in 1996.

                     In terms of the U.S. economic outlook, fourth quarter
                activity was sluggish, as consumers continued to be cautious and manufacturers shed excess inventory. Real GDP grew at an approximate 1.0% annual rate. A similarly slow growth rate in the first quarter should follow, as the inventory adjustment ends. The Federal Reserve is midway through a trend of lower rates, with additional rate cuts anticipated. This sets the stage for improving economic activity later in the year. On a fourth-quarter to fourth-quarter basis, real GDP growth is expected to improve gradually from 2.2% in 1995 to 2.5% in 1996. In the context of this benign growth, inflation should remain subdued.

                        FIXED INCOME MARKETS

                     As had been true for much of the year, the bond market was supported in the fourth quarter of 1995 by a weak economy, low inflation, and optimism regarding the appearance of progress, however erratic, on the Federal budget deficit. The Federal Reserve recognized weak fundamentals and a lack of pricing pressure, by easing the Fed Funds rate a modest 25 basis points in December for the first time since early July. The level of interest rates declined across all maturities by roughly 50 basis points during last year's final quarter, fueling a strong rally.

                     During 1995, mortgage-backed securities lagged Treasury
                bonds and corporate bonds due to the increased risk of prepayments in a declining rate environment. In 1995, high-yield bonds modestly outperformed investment grade bonds overall. Despite the fact that intermediate and long-term Treasury rates fell in 1995 by 250 and 200 basis points, respectively, economic fundamentals continue to favor bonds. After last year's sharp bond market rally, current yield

                                                           ---------------------

---------------------

                levels offer less opportunity for capital gains in 1996. Therefore, income will play a more significant role in total bond returns in 1996 than in 1995.

                        INTERNATIONAL MARKETS

                     Slow or slowing growth and low inflation currently prevail in the world's major economies. These results have been associated with budget deficit cuts not fully offset by an ease in monetary policies, except in the case of Japan. In addition, consumer caution and soft export demand were widespread. Among the major industrialized economies in 1995, capital investment was strong only in the U.S., with Germany and the U.K. exhibiting weak growth and Japanese investment declining. Inflation at or below 3% prevailed worldwide with the exception of the U.K. Slowing growth and low inflation spurred many central banks to cut interest rates throughout the latter part of 1995. In Japan, the four-year-long recession is slowly coming to an end with no inflation or mild deflation prevailing. To stimulate recovery, the Bank of Japan has maintained its official discount rate at 0.5%, a post-World War II low. In summary, one may expect about 2% growth and inflation in the major industrialized economies (the U.S., the U.K., Germany, and France) in 1996. One exception to this forecast is Japan, where an inflation rate closer to 0% is expected. In other Pacific Basin countries, high growth with some inflation is the likely result.

                     Although the major financial markets experienced an
                extremely positive year in 1995, the investment adviser is quite optimistic about the prospects for further positive returns in 1996. Absolute results may be less robust than the record returns seen in 1995, but they expect to continue to find many interesting investment opportunities.

                     To help investors gain perspective about the Anchor Series
                Trust portfolios, the adviser has added comparative fund averages as compiled by Lipper Analytical Services to our report this year. These Lipper averages represent all variable annuity funds with similar objectives and are included in each portfolio discussion to the extent that a comparable Lipper category exists. The Lipper returns shown include all fund expenses but exclude insurance company expenses associated with the variable annuities. The adviser believes these averages may be helpful to shareholders in evaluating the Anchor Series Trust portfolios, since an average of comparable funds is often a truer comparison than an unmanaged index of securities such as the S&P 500 (which is not actively managed and which is reported "gross" of all expenses and transaction costs). Nevertheless, in addition to the Lipper averages, major market indices such as the S&P 500 and the Lehman Bros. Aggregate are also included as an additional point of reference.

                     As we are now well into the first quarter of a new year,
                the economic prospects look bright. Of course, while years like the one just past are always welcome, investors would do well to remember that financial markets can -- and do -- move in both directions. Regardless of market conditions, our investment adviser remains committed to helping you achieve your long-term goals by striving to uncover promising investment opportunities as they arise. We look forward to reporting to you again at mid-year 1996.

                Sincerely,

                Eli Broad
                Chairman and Chief Executive Officer,
                Anchor National Life Insurance Company

                February 16, 1996

                Please refer to page 63 for investment comments and performance graphs regarding the 12 Anchor Series Trust Portfolios.

---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                       SHORT-TERM SECURITIES -- 96.4%                          AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------

                    BANK NOTES -- 12.8%
                    Bank of New York Co., Inc. 5.52% due 5/22/96........................    $ 3,000,000      $ 2,999,086
                    Chase Manhattan Corp. 5.77% due 4/15/96.............................      3,000,000        3,000,000
                    First Bank of SD, (N.A.) 5.91% due 1/17/96(1).......................      3,000,000        2,999,801
                    First National Bank of Maryland 5.75% due 5/01/96...................      3,000,000        3,000,430
                                                                                                             ------------
                    TOTAL BANK NOTES (cost: $11,999,317)................................                      11,999,317
                                                                                                             ------------
                    CORPORATE SHORT-TERM NOTES -- 69.7%
                    American General Finance Corp. 5.70% due 1/18/96....................      1,600,000        1,595,693
                    American Home Products Corp. 5.66% due 3/07/96......................      3,000,000        2,968,870
                    Asset Securitization Cooperative Corp. 5.70% due 1/23/96............      3,000,000        2,989,550
                    Associates Corp. of North America 5.70% due 1/19/96.................      3,000,000        2,991,450
                    BCI Funding Corp. 5.71% due 2/16/96.................................      3,000,000        2,978,112
                    BHF Finance (DE), Inc. 5.64% due 3/04/96............................      2,000,000        1,980,260
                    Burlington Northern Santa Fe Corp. 5.90% due 2/28/96................      1,000,000          990,494
                    CIT Group Holdings, Inc. 5.70% due 1/24/96..........................      3,000,000        2,989,075
                    Commerzbank U.S. Finance, Inc. 5.70% due 1/12/96....................      1,305,000        1,302,727
                    CoreStates Capital Corp. 5.86% due 1/05/96(1).......................      4,000,000        4,000,000
                    ESC Securitization, Inc. 5.68% due 2/22/96..........................      3,000,000        2,975,387
                    Ford Motor Credit Co. 5.68% due 1/25/96.............................      3,000,000        2,988,640
                    General Electric Capital Corp. 5.60% due 4/03/96....................      3,000,000        2,956,600
                    General Motors Acceptance Corp. 5.78% due 2/12/96...................      3,000,000        2,979,770
                    Hitachi America Ltd. 5.72% due 1/12/96..............................      1,260,000        1,257,798
                    Household International, Inc. 5.65% due 3/08/96.....................      3,000,000        2,968,454
                    Kredietbank N.A. Finance Corp. 5.70% due 3/01/96....................      3,000,000        2,971,500
                    McKenna Triangle National Corp. 5.74% due 1/11/96...................      3,000,000        2,995,217
                    PNC Funding Corp. 5.75% due 2/05/96.................................      2,885,000        2,868,872
                    Preferred Receivables Funding Corp. 5.87% due 1/18/96...............        985,000          982,269
                    Riverwoods Funding Corp. 5.68% due 2/15/96..........................      3,000,000        2,978,700
                    Sears Roebuck Acceptance Corp. 5.70% due 2/22/96....................      3,000,000        2,975,300
                    Toshiba America, Inc. 5.65% due 1/12/96.............................      3,000,000        2,994,821
                    Transamerica Finance Corp. 5.71% due 1/11/96........................      2,670,000        2,665,765
                    Westpac Banking Corp. 5.53% due 4/30/96.............................      3,000,000        2,944,700
                                                                                                             ------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost: $65,290,024)................                      65,290,024
                                                                                                             ------------
                    FEDERAL AGENCY OBLIGATIONS -- 10.7%
                    Student Loan Marketing Association 5.24% due 1/02/96(1)
                      (cost: $10,000,000)...............................................     10,000,000       10,000,000
                                                                                                             ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                     SHORT-TERM SECURITIES (continued)                         AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------
                    MISCELLANEOUS -- 3.2%
                    SMM Trust 5.99% due 1/03/96 (cost: $3,000,000)*(1)..................    $ 3,000,000      $ 3,000,000
                                                                                                             -----------
                    TOTAL SHORT-TERM SECURITIES (cost: $90,289,341).....................                      90,289,341
                                                                                                             -----------
                    TOTAL INVESTMENTS --
                      (cost: $90,289,341)                                           96.4%                     90,289,341
                    Other assets less liabilities --                                 3.6                       3,402,342
                                                                                   -----                     -----------
                    NET ASSETS --                                                  100.0%                    $93,691,683
                                                                                   =====                     ===========

              -----------------------------

              *   Resale restricted to qualified institutional buyers
              (1) Variable rate security - the rate reflected is as of December
                  31, 1995; maturity date reflects next reset date

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 89.5%                              AMOUNT            VALUE
                    ------------------------------------------------------------------------------------------------------

                    AUTOMOTIVE -- 2.1%
                    Daimler-Benz Vehicle Trust 5.95% 2000...............................    $ 2,203,228      $  2,206,068
                    Premier Auto Trust 4.65% 1999.......................................      2,584,781         2,554,537
                                                                                                             -------------
                                                                                                                4,760,605
                                                                                                             -------------
                    FINANCE -- 11.6%
                    Beneficial Corp. 5.20% 1999(1)......................................      5,000,000         4,929,700
                    Ford Motor Credit 5.37% 1999(1).....................................      5,000,000         4,969,995
                    General Reinsurance Corp. 9.00% 2009................................      5,000,000         6,186,250
                    Morgan (J.P.) & Co., Inc. 6.25% 2005................................      5,000,000         4,990,850
                    Stanford University 6.88% 2024......................................      5,000,000         5,103,500
                                                                                                             -------------
                                                                                                               26,180,295
                                                                                                             -------------
                    RETAIL -- 3.7%
                    McDonald's Corp. 7.05% 2025.........................................      3,300,000         3,380,335
                    Wal-Mart Stores, Inc. 6.75% 2023....................................      5,000,000         5,063,700
                                                                                                             -------------
                                                                                                                8,444,035
                                                                                                             -------------
                    TRANSPORTATION -- 2.7%
                    United Parcel Service of America, Inc. 8.38% 2020...................      5,000,000         6,037,500
                                                                                                             -------------
                    U.S. GOVERNMENT & AGENCIES -- 62.3%
                    Federal Home Loan Mortgage Corp. 6.00% 2008 - 2011..................      9,900,005         9,791,698
                    Federal Home Loan Mortgage Corp. 6.50% TBA..........................     15,000,000        15,079,650
                    Federal Home Loan Mortgage Corp. 7.29% 2004.........................     20,000,000        20,343,800
                    Federal Home Loan Mortgage Corp. 14.75% 2010........................        195,888           232,249
                    Federal National Mortgage Association 7.50% 2023 - 2025.............      4,814,259         4,933,074
                    Federal National Mortgage Association 8.00% 2023....................     14,116,652        14,619,487
                    Government National Mortgage Association 6.50% 2023 - 2024..........     24,755,913        24,554,647
                    Government National Mortgage Association 7.50% 2022.................      8,921,467         9,198,478
                    Government National Mortgage Association 9.50% 2016 - 2017..........      3,352,675         3,629,001
                    Government National Mortgage Association 10.00% 2013 - 2017.........      3,282,793         3,572,505
                    Government National Mortgage Association 11.50% 2014................         24,321            27,605
                    Government National Mortgage Association 12.00% 1999 - 2016.........        204,685           217,750
                    Government National Mortgage Association 12.75% 2014................         81,050            93,816
                    Government National Mortgage Association 13.25% 1999 - 2014.........         21,697            24,733
                    Government National Mortgage Association 13.50% 2014................         11,874            14,115
                    Government National Mortgage Association 13.75% 2014................          2,640             3,056
                    United States Treasury Bonds 10.38% 2012............................     16,500,000        22,811,250
                    United States Treasury Notes 7.50% 2005.............................     10,000,000        11,334,400
                                                                                                             -------------
                                                                                                              140,481,314
                                                                                                             -------------
                    UTILITIES -- 2.6%
                    Hydro Quebec Electric 8.40% 2022....................................      5,000,000         5,781,050
                                                                                                             -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                             AMOUNT            VALUE
                    ------------------------------------------------------------------------------------------------------
                    UTILITIES: ELECTRIC, GAS & TELEPHONE -- 4.5%
                    Southern California Edison Co. 9.25% 2020...........................    $ 5,000,000      $  5,205,850
                    US West Communications, Inc. 6.88% 2033.............................      5,000,000         4,905,100
                                                                                                             -------------
                                                                                                               10,110,950
                                                                                                             -------------
                    TOTAL INVESTMENT SECURITIES (cost: $194,935,330)....................                      201,795,749
                                                                                                             -------------

                                       REPURCHASE AGREEMENT -- 16.2%
                    ------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $36,575,000)...............................................     36,575,000        36,575,000
                                                                                                             ------------
                    TOTAL INVESTMENTS --
                      (cost: $231,510,330)                            105.7%                                  238,370,749
                    Liabilities in excess of other assets --           (5.7)                                  (12,792,021)
                                                                      -----                                  ------------
                    NET ASSETS --                                     100.0%                                 $225,578,728
                                                                      -----                                  ============

              -----------------------------

              (1) Variable rate security - the rate reflected is as of December
                  31, 1995; maturity date reflects next reset date
              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 97.7%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    ASSET-BACKED SECURITIES -- 1.5%
                    Discover Card Trust Series A 5.50% 1998.............................    $  416,667      $   415,754
                                                                                                            ------------
                    FINANCE -- 28.1%
                    Abbey National First Capital 8.20% 2004.............................       500,000          567,060
                    Ahmanson (H.F.) & Co. 8.25% 2002....................................       500,000          553,390
                    Bank of New York, Inc. 7.63% 2002...................................       500,000          540,280
                    Beneficial Finance Co. 9.40% 1997...................................       225,000          236,516
                    Chemical Banking Corp. 6.63% 1998...................................       750,000          764,467
                    Citicorp 8.63% 2002.................................................     1,000,000        1,137,960
                    First Bank Systems, Inc. 8.00% 2004.................................       500,000          557,885
                    First National Bank of Boston 8.00% 2004............................     1,000,000        1,108,520
                    First Union Bancorp. 7.50% 2035.....................................       400,000          442,940
                    General Motors Acceptance Corp. 8.50% 2003..........................       500,000          564,670
                    Norwest Corp. Bank 7.65% 2005.......................................       500,000          553,745
                    Sun Canada Financial Co. 7.25% 2015.................................       300,000          302,522
                    Transamerica Financial Group, Inc. 9.25% 1998.......................       500,000          535,255
                                                                                                            ------------
                                                                                                              7,865,210
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 14.3%
                    British Petroleum America Inc. 9.88% 2004...........................       500,000          623,770
                    Cablevision Systems Corp. 9.25% 2005................................        25,000           25,969
                    Coastal Corp. 8.75% 1999............................................       500,000          539,510
                    Columbia University Trustees 8.62% 2001.............................       500,000          561,540
                    Comcast Corp. 9.13% 2006............................................        50,000           52,000
                    Container Corp. 9.75% 2003..........................................        50,000           48,750
                    du Pont E.I. de Nemours & Co. 6.75% 2002............................       493,000          515,249
                    Ford Motor Co. 9.00% 2001...........................................       500,000          565,760
                    Rockwell International Corp. 7.88% 2005.............................       500,000          564,120
                    Time Warner, Inc. 9.13% 2013........................................       450,000          507,127
                                                                                                            ------------
                                                                                                              4,003,795
                                                                                                            ------------
                    RETAIL -- 1.8%
                    Wal-Mart Stores, Inc. 5.88% 2005....................................       500,000          492,675
                                                                                                            ------------
                    TRANSPORTATION -- 2.0%
                    CSX Corp. 9.50% 2000................................................       500,000          569,485
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES -- 40.4%
                    Federal Home Loan Mortgage Corp. 6.50% 2025.........................    $  496,767      $   491,333
                    Federal Home Loan Mortgage Corp. 7.00% 2025.........................       992,383        1,001,374
                    Federal Home Loan Mortgage Corp. 6.50% TBA..........................     1,000,000          994,370
                    Federal Home Loan Mortgage Corp. 7.00% TBA..........................       500,000          509,685
                    Federal Home Loan Participation 7.50% 2007..........................       826,333          837,083
                    Federal Home Loan Participation 9.75% 2002..........................       500,053          551,618
                    Federal Home Loan Participation 11.00% 2000.........................        12,962           13,602
                    Government National Mortgage Association 7.50% 2023 - 2025..........       970,371          998,269
                    Government National Mortgage Association 10.00% 2000................        35,278           37,230
                    Government National Mortgage Association 11.25% 1998................         9,010            9,421
                    Government National Mortgage Association 13.25% 1999................         1,948            2,041
                    Government National Mortgage Association 7.50% TBA..................     1,000,000        1,028,750
                    United States Treasury Bonds 7.25% 2016.............................     1,600,000        1,826,992
                    United States Treasury Bonds 10.75% 2003............................       700,000          913,388
                    United States Treasury Bonds 12.00% 2013............................     1,350,000        2,080,053
                                                                                                            ------------
                                                                                                             11,295,209
                                                                                                            ------------
                    UTILITIES -- 9.6%
                    BellSouth Telecommunications 6.25% 2003.............................       500,000          508,065
                    Hydro Quebec 8.05% 2024.............................................       450,000          513,792
                    Niagara Mohawk Power Corp. 5.88% 2002...............................       750,000          727,882
                    Southern California Edison Co. 7.50% 1999...........................       500,000          524,370
                    Tele Communications, Inc. 9.80% 2012................................       350,000          419,710
                                                                                                            ------------
                                                                                                              2,693,819
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $25,724,672).....................                     27,335,947
                                                                                                            ------------

                    REPURCHASE AGREEMENT -- 0.5%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $145,000)..................................................       145,000          145,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost: $25,869,672)                               98.2%                                27,480,947
                    Other assets less liabilities --                     1.8                                    493,855
                                                                       -----                                -----------
                    NET ASSETS --                                      100.0%                               $27,974,802
                                                                       =====                                ===========

              -----------------------------

              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 99.1%                               SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 10.1%
                    Apparel & Textiles -- 0.5%
                    Nine West Group, Inc. ..............................................         40,000      $  1,500,000
                    Retail -- 9.6%
                    Arbor Drugs, Inc. ..................................................         75,000         1,575,000
                    AutoZone, Inc.+.....................................................        100,000         2,887,500
                    Barnes & Noble, Inc.+...............................................         70,000         2,030,000
                    Gymboree Corp.+.....................................................         64,000         1,320,000
                    Home Depot, Inc. ...................................................        120,000         5,745,000
                    May Department Stores Co. ..........................................        140,000         5,915,000
                    MSC Industrial Direct, Inc., Class A................................         25,100           690,250
                    Rite Aid Corp.......................................................        100,000         3,425,000
                    Sports Authority, Inc.+.............................................         90,800         1,850,050
                    Talbots, Inc. ......................................................         57,000         1,638,750
                    Wal-Mart Stores, Inc. ..............................................        110,000         2,461,250
                                                                                                             -------------
                                                                                                               31,037,800
                                                                                                             -------------
                    CONSUMER STAPLES -- 7.5%
                    Food, Beverage & Tobacco -- 3.7%
                    Canandaigua Wine, Inc., Class A+....................................         40,000         1,305,000
                    Mondavi (Robert) Corp., Class A.....................................         24,400           674,050
                    PepsiCo, Inc. ......................................................        110,000         6,146,250
                    Sara Lee Corp. .....................................................        100,600         3,206,625
                    Household Products -- 3.8%
                    Armor All Products Corp. ...........................................         45,000           815,625
                    Bush Boake Allen, Inc.+.............................................         59,000         1,615,125
                    Kimberly-Clark Corp. ...............................................         37,800         3,127,950
                    Procter & Gamble Co. ...............................................         75,000         6,225,000
                                                                                                             -------------
                                                                                                               23,115,625
                                                                                                             -------------
                    ENERGY -- 6.6%
                    Energy Services -- 0.5%
                    Input/Output, Inc.+.................................................         30,000         1,732,500
                    Energy Sources -- 6.1%
                    Amoco Corp. ........................................................        100,000         7,187,500
                    Barrett Resources Corp.+............................................         70,000         2,056,250
                    Burlington Resources, Inc. .........................................         64,000         2,512,000
                    Unocal Corp. .......................................................        185,000         5,388,125
                    Vastar Resources, Inc. .............................................         50,000         1,587,500
                                                                                                             -------------
                                                                                                               20,463,875
                                                                                                             -------------
                    FINANCE -- 13.8%
                    Banks -- 5.1%
                    Associated Banc Corp. ..............................................         30,000         1,228,125
                    Bancorp Hawaii, Inc. ...............................................         40,000         1,435,000
                    First Bank System, Inc. ............................................         70,000         3,473,750
                    First Commercial Corp. .............................................         37,450         1,235,850
                    Morgan (J.P.) & Co., Inc. ..........................................         36,000         2,889,000
                    State Street Boston Corp. ..........................................        123,900         5,575,500

                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 5.0%
                    American Express Co. ...............................................         90,000      $  3,723,750
                    Federal National Mortgage Association...............................         75,000         9,309,375
                    Morgan Stanley Group, Inc. .........................................         28,000         2,257,500
                    Insurance -- 3.7%
                    American International Group, Inc. .................................         52,500         4,856,250
                    American Reinsurance Corp. .........................................         30,000         1,226,250
                    Frontier Insurance Group, Inc. .....................................         37,000         1,184,000
                    General Re Corp. ...................................................         26,000         4,030,000
                                                                                                             -------------
                                                                                                               42,424,350
                                                                                                             -------------
                    HEALTHCARE -- 9.2%
                    Drugs -- 5.4%
                    Alza Corp. .........................................................         28,000           693,000
                    Pfizer, Inc. .......................................................         70,000         4,410,000
                    Rhone Poulenc Rorer, Inc. ..........................................        130,000         6,922,500
                    Zeneca Group PLC ADR................................................         80,000         4,670,000
                    Health Services -- 1.2%
                    American Medical Response, Inc.+....................................         45,000         1,462,500
                    Beverly Enterprises, Inc.+..........................................        195,000         2,071,875
                    Medical Products -- 2.6%
                    Abbott Laboratories.................................................        100,000         4,175,000
                    Biomet, Inc.+.......................................................         91,400         1,633,775
                    Datascope Corp. ....................................................         55,000         1,320,000
                    Life Technologies, Inc. ............................................         35,000           953,750
                                                                                                             -------------
                                                                                                               28,312,400
                                                                                                             -------------
                    INDUSTRIAL & COMMERCIAL -- 8.5%
                    Business Services -- 2.1%
                    Dames & Moore, Inc. ................................................         75,000           909,375
                    G & K Services, Inc., Class A.......................................         65,000         1,657,500
                    Sysco Corp. ........................................................        110,000         3,575,000
                    Tetra Tech, Inc. ...................................................         15,000           341,250
                    Electrical Equipment -- 2.2%
                    Hubbell, Inc. ......................................................         57,000         3,747,750
                    Juno Lighting, Inc. ................................................         80,000         1,280,000
                    Littelfuse, Inc. ...................................................         52,000         1,911,000
                    Machinery -- 3.1%
                    Donaldson Co., Inc. ................................................         73,000         1,834,125
                    MFS Communications, Inc.+...........................................         75,000         3,993,750
                    Minnesota Mining & Manufacturing Co. ...............................         55,000         3,643,750
                    Transportation -- 1.1%
                    Air Express International Corp. ....................................         60,000         1,380,000
                    Airborne Freight Corp. .............................................         45,000         1,198,125
                    Werner Enterprises, Inc. ...........................................         40,000           810,000
                                                                                                             -------------
                                                                                                               26,281,625
                                                                                                             -------------

---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 12.5%
                    Broadcasting & Media -- 7.9%
                    Advo, Inc. .........................................................         53,000      $  1,378,000
                    Comcast Corp., Special Class A......................................        125,000         2,273,438
                    Dun & Bradstreet Corp. .............................................         41,000         2,654,750
                    Gannett Co., Inc. ..................................................         70,000         4,296,250
                    Houghton Mifflin Co. ...............................................         44,000         1,892,000
                    Viacom, Inc., Class B+..............................................        171,537         8,126,565
                    Vodafone Group PLC ADR..............................................        100,000         3,525,000
                    Entertainment Products -- 1.5%
                    Coleman Company, Inc. ..............................................         44,000         1,545,500
                    Harley-Davidson, Inc.+..............................................         56,000         1,610,000
                    Speedway Motorsports, Inc. .........................................         52,000         1,560,000
                    Leisure & Tourism -- 3.1%
                    Landry's Seafood Restaurants, Inc. .................................         55,000           938,437
                    McDonald's Corp. ...................................................        115,000         5,189,375
                    Southwest Airlines Co. .............................................        150,000         3,487,500
                                                                                                             -------------
                                                                                                               38,476,815
                                                                                                             -------------
                    INFORMATION TECHNOLOGY -- 20.1%
                    Communication Equipment -- 3.8%
                    Cisco Systems, Inc.+................................................         80,000         5,970,000
                    General Instrument Corp.+...........................................        140,000         3,272,500
                    Nokia Corp. ADR.....................................................         63,400         2,464,675
                    Computers & Business Equipment -- 5.0%
                    Compaq Computer Corp.+..............................................        130,000         6,240,000
                    Hewlett-Packard Co. ................................................         91,600         7,671,500
                    Sensormatic Electronics Corp. ......................................         80,000         1,390,000
                    Electronics -- 2.0%
                    AMP, Inc. ..........................................................        100,000         3,837,500
                    Dallas Semiconductor Corp. .........................................         69,000         1,431,750
                    Silicon Valley Group, Inc. .........................................         34,000           858,500
                    Software -- 9.3%
                    American Management Systems, Inc. ..................................         63,000         1,890,000
                    Automatic Data Processing, Inc. ....................................         61,000         4,529,250
                    BISYS Group, Inc.+..................................................         60,000         1,845,000
                    BMC Software, Inc.+.................................................        125,000         5,343,750
                    Cognos, Inc. .......................................................         70,000         3,123,750
                    DST Systems, Inc.+..................................................         49,400         1,407,900
                    First Data Corp. ...................................................         35,000         2,340,625
                    Microsoft Corp.+....................................................         40,000         3,510,000
                    Policy Management Systems Corp.+....................................         70,000         3,333,750
                    Systems & Computer Technology Corp.+................................         66,000         1,311,750
                                                                                                             -------------
                                                                                                               61,772,200
                                                                                                             -------------
                    MATERIALS -- 6.3%
                    Chemicals -- 4.8%
                    Air Products & Chemicals, Inc. .....................................         60,000         3,165,000
                    Engelhard Corp. ....................................................        149,925         3,260,869
                    Morton International, Inc. .........................................        110,000         3,946,250
                    Nalco Chemical Co. .................................................         80,000         2,410,000
                    Schulman A., Inc. ..................................................         91,000         2,047,500
                    Paper Products -- 1.5%
                    Bemis Co., Inc. ....................................................         60,000         1,537,500
                    International Paper Co. ............................................         80,000         3,030,000
                                                                                                             -------------
                                                                                                               19,397,119
                                                                                                             -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    REAL ESTATE -- 0.6%
                    Real Estate Companies -- 0.6%
                    Doubletree Corp.+...................................................         70,000      $  1,837,500
                                                                                                             -------------
                    UTILITIES -- 3.9%
                    Telephone -- 3.9%
                    AT & T Corp. .......................................................         90,000         5,827,500
                    Century Telephone Enterprises, Inc. ................................         46,000         1,460,500
                    MCI Communications Corp. ...........................................        180,000         4,702,500
                                                                                                             -------------
                                                                                                               11,990,500
                                                                                                             -------------
                    TOTAL INVESTMENT SECURITIES (cost: $250,040,267)....................                      305,109,809
                                                                                                             -------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 1.1%                           AMOUNT
                    ------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $3,325,000)................................................    $ 3,325,000         3,325,000
                                                                                                             -------------
                    TOTAL INVESTMENTS  --
                      (cost: $253,365,267)                                        100.2%                      308,434,809
                    Liabilities in excess of other assets --                       (0.2)                         (577,365)
                                                                                  ------                     -------------
                    NET ASSETS --                                                 100.0%                     $307,857,444
                                                                                  =====                      ==============


              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH-YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 91.5%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CABLE -- 5.6%
                    Cablevision Systems Corp. 9.25% 2005................................    $  350,000      $   363,563
                    Comcast Corp. 9.38% 2005............................................       350,000          370,125
                    Continental Cablevision, Inc. 11.00% 2007...........................       500,000          558,750
                    Marcus Cable Operating Co. L.P. zero coupon 2004(1).................       350,000          263,375
                    Tele-Communications, Inc. 9.25% 2023................................       500,000          545,790
                    Videotron Ltd. 10.25% 2002..........................................       500,000          525,000
                                                                                                            ------------
                                                                                                              2,626,603
                                                                                                            ------------
                    CHEMICALS -- 5.4%
                    Agriculture Minerals & Chemicals 10.75% 2003........................       500,000          552,500
                    Arcadian Partners L.P. 10.75% 2005..................................       500,000          552,500
                    General Chemical Corp. 9.25% 2003...................................       250,000          251,250
                    PMI Acquisition Corp. 10.25% 2003...................................       500,000          513,750
                    Rexene Corp. 11.75% 2004............................................       100,000          104,750
                    Sherritt Gordon, Ltd. 10.50% 2014...................................       500,000          540,000
                                                                                                            ------------
                                                                                                              2,514,750
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 9.6%
                    EZ Communications, Inc. 9.75% 2005..................................       500,000          504,375
                    Granite Broadcasting Corp. 10.38% 2005..............................       250,000          256,250
                    Granite Broadcasting Corp. 12.75% 2002..............................       350,000          388,500
                    Heritage Media Services, Inc. 11.00% 2002...........................       375,000          398,437
                    Mobilemedia Corp. 9.38% 2007........................................       350,000          360,500
                    Paging Network, Inc. 10.13% 2007....................................       200,000          216,500
                    SFX Broadcasting, Inc. 11.38% 2000..................................       250,000          262,500
                    Turner Broadcasting Systems, Inc. 8.40% 2024........................       500,000          500,060
                    World Color Press, Inc. 9.13% 2003..................................       750,000          772,500
                    Young Broadcasting, Inc. 11.75% 2004................................       750,000          840,000
                                                                                                            ------------
                                                                                                              4,499,622
                                                                                                            ------------
                    CONSUMER STAPLES -- 4.1%
                    American Safety Razor Co. 9.88% 2005................................       250,000          254,375
                    Gruma SA de CV 9.75% 1998*..........................................       250,000          243,438
                    Jordan Industries, Inc. 10.38% 2003.................................       350,000          311,500
                    Sweetheart Cup, Inc. 10.50% 2003....................................       600,000          604,500
                    Westpoint Stevens, Inc. 8.75% 2001..................................       500,000          500,000
                                                                                                            ------------
                                                                                                              1,913,813
                                                                                                            ------------
                    ENERGY -- 5.7%
                    Energy Ventures, Inc. 10.25% 2004...................................       500,000          527,500
                    Oryx Energy Co. 8.13% 2005..........................................       350,000          358,096
                    Plains Resources, Inc. 12.00% 1999..................................       250,000          259,375
                    Santa Fe Energy Resources, Inc. 11.00% 2004.........................       500,000          547,500
                    Seagull Energy Corp. 8.63% 2005.....................................       500,000          485,000
                    YPF Sociedad Anonima 8.00% 2004.....................................       500,000          470,000
                                                                                                            ------------
                                                                                                              2,647,471
                                                                                                            ------------
                    FINANCE -- 2.5%
                    Anchor Bancorp, Inc. 8.94% 2003.....................................       250,000          258,750
                    Dime Bancorp, Inc. 10.50% 2005......................................       500,000          550,000
                    Imperial Credit Industries, Inc. 9.75% 2004.........................       400,000          368,000
                                                                                                            ------------
                                                                                                              1,176,750
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FOOD & LODGING -- 2.7%
                    Hammons (John Q.) Hotels L.P. 8.88% 2004............................    $  250,000      $   247,500
                    La Quinta Inns, Inc. 9.25% 2003.....................................       500,000          530,000
                    Red Roof Inns, Inc. 9.63% 2003......................................       150,000          147,000
                    Specialty Equipment Cos., Inc. 11.38% 2003..........................       350,000          355,250
                                                                                                            ------------
                                                                                                              1,279,750
                                                                                                            ------------
                    GAMING -- 0.5%
                    GB Property Funding Corp. 10.88% 2004...............................       250,000          219,375
                                                                                                            ------------
                    GROCERY -- 1.4%
                    Big V Supermarkets, Inc. 11.00% 2004................................       500,000          405,000
                    Dominicks Finer Foods, Inc. 10.88% 2005.............................       225,000          239,063
                                                                                                            ------------
                                                                                                                644,063
                                                                                                            ------------
                    HEALTHCARE -- 2.9%
                    OrNda Healthcorp 11.38% 2004........................................       500,000          562,500
                    Quorum Health Group, Inc. 8.75% 2005................................       175,000          180,906
                    Tenet Healthcare Corp. 9.63% 2002...................................       325,000          357,500
                    Tenet Healthcare Corp. 10.13% 2005..................................       225,000          250,313
                                                                                                            ------------
                                                                                                              1,351,219
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 21.6%
                    American Standard, Inc. zero coupon 2005(1).........................       750,000          643,125
                    Bell & Howell Co. zero coupon 2005(1)...............................     1,000,000          630,000
                    Bell & Howell Co. 9.25% 2000........................................       250,000          256,875
                    Calmar, Inc. 11.50% 2005............................................       400,000          406,000
                    Coltec Industries, Inc. 9.75% 2000..................................       375,000          386,250
                    Day International Group, Inc. 11.13% 2005...........................       250,000          251,250
                    Digital Equipment Corp. 7.75% 2023..................................       500,000          497,225
                    Dominion Textile USA, Inc. 8.88% 2003...............................       150,000          145,500
                    EnviroSource, Inc. 9.75% 2003.......................................       500,000          440,000
                    Essex Group, Inc. 10.00% 2003.......................................       500,000          490,000
                    Exide Corp. 10.75% 2002.............................................        50,000           54,250
                    Graphic Controls Corp. 12.00% 2005(2)...............................       225,000          232,875
                    Great Lakes Carbon Corp. 10.00% 2006(2).............................       500,000          512,500
                    Howmet Corp. 10.00% 2003............................................       500,000          523,750
                    Interlake Corp. 12.13% 2002.........................................       500,000          475,000
                    K & F Co. 11.88% 2003...............................................       150,000          161,250
                    K & F Industries, Inc. 13.75% 2001..................................       407,000          422,262
                    Lear Seating Corp. 8.25% 2002.......................................       250,000          245,000
                    Overhead Door Corp. 12.25% 2000(2)..................................       500,000          485,000
                    Portola Packaging, Inc. 10.75% 2005.................................       150,000          155,250
                    Rohr, Inc. 11.63% 2003..............................................       500,000          536,250
                    Silgan Corp. 11.75% 2002............................................       150,000          160,500
                    Silgan Holdings, Inc. zero coupon 2002(1)...........................       250,000          238,125
                    UCAR Global Enterprises, Inc. 12.00% 2005...........................       200,000          231,000
                    Walbro Corp. 9.88% 2005.............................................       350,000          349,125
                    Westinghouse Electric Corp. 8.38% 2002..............................       200,000          206,280
                    Westinghouse Electric Corp. 8.88% 2001..............................       200,000          211,640
                    Wyman-Gordon Co. 10.75% 2003........................................       750,000          787,500
                                                                                                            ------------
                                                                                                             10,133,782
                                                                                                            ------------

---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    METALS & MINERALS -- 7.6%
                    A.K. Steel Corp. 10.75% 2004........................................    $  350,000      $   388,500
                    Armco, Inc. 9.38% 2000..............................................       750,000          742,500
                    Bethlehem Steel Corp. 10.38% 2003...................................       500,000          527,500
                    GS Technologies, Inc. 12.25% 2005...................................       150,000          149,438
                    Haynes International, Inc. 13.50% 1999..............................       250,000          156,250
                    Magma Copper Co. 12.00% 2001........................................       250,000          278,437
                    South Dakota Warren Co. 12.00% 2004.................................       275,000          303,187
                    Weirton Steel Corp. 10.88% 1999.....................................       300,000          300,000
                    Wheeling Pittsburgh Corp. 9.38% 2003................................       750,000          708,750
                                                                                                            ------------
                                                                                                              3,554,562
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                    Republic of Argentina 8.38% 2003....................................       750,000          631,875
                    Republic of Brazil 6.00% 2013.......................................       500,000          280,000
                                                                                                            ------------
                                                                                                                911,875
                                                                                                            ------------
                    PAPER PRODUCTS -- 8.7%
                    Container Corp. America 9.75% 2003..................................       500,000          487,500
                    Container Corp. America 11.25% 2004.................................       450,000          463,500
                    Domtar, Inc. 11.75% 1999............................................       500,000          560,000
                    Fort Howard Corp. 9.25% 2001........................................       750,000          761,250
                    Rainy River Forest Products, Inc. 10.75% 2001.......................       500,000          550,000
                    Repap New Brunswick, Inc. 9.88% 2000................................       500,000          501,250
                    Repap Wisconsin, Inc. 9.25% 2002....................................       250,000          237,500
                    Stone Container Corp. 11.88% 1998...................................       500,000          521,250
                                                                                                            ------------
                                                                                                              4,082,250
                                                                                                            ------------
                    REAL ESTATE -- 1.9%
                    Continental Homes 12.00% 1999.......................................       500,000          540,000
                    Webb (Del) Corp. 9.00% 2006.........................................       350,000          332,500
                                                                                                            ------------
                                                                                                                872,500
                                                                                                            ------------
                    RETAIL -- 0.4%
                    Payless Cashways, Inc. 9.13% 2003...................................       250,000          192,500
                                                                                                            ------------
                    SERVICES -- 1.3%
                    Penda Corp. 10.75% 2004(2)..........................................       750,000          622,500
                                                                                                            ------------
                    TRANSPORTATION -- 1.0%
                    USAir, Inc. 10.38% 2013.............................................       500,000          465,000
                                                                                                            ------------
                    UTILITIES -- 6.7%
                    Cabot Safety Acquisition Corp. 12.50% 2005*.........................       350,000          371,875
                    Cleveland Electric Illuminating Co. 9.50% 2005......................       500,000          517,500
                    First PV Funding Corp. 10.15% 2016..................................       500,000          511,250
                    Niagara Mohawk Power Corp. 6.63% 2005...............................       500,000          447,845
                    Telefonica de Argentina SA 11.88% 2004..............................       500,000          505,000
                    Texas-New Mexico Power Co. 10.75% 2003..............................       500,000          545,710
                    Transportadora De Gas Delaware 7.75% 1998*..........................       250,000          240,000
                                                                                                            ------------
                                                                                                              3,139,180
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost: $41,538,638).............................                     42,847,565
                                                                                                            ------------

                                                           ---------------------

                                            COMMON STOCK -- 0.1%                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    INDUSTRIAL & COMMERCIAL -- 0.1%
                    Triangle Wire and Cable, Inc.+(2)(3) (cost: $330,000)...............        31,667      $    47,500
                                                                                                            ------------
                                          PREFERRED STOCK -- 1.0%
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.6%
                    California Federal Bank Los Angeles 10.63%..........................         2,500          271,250
                                                                                                            ------------
                    MATERIALS -- 0.4%
                    BCP Essex Holdings, Preferred Series B..............................         8,000          202,000
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost: $455,392)..............................                        473,250
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $42,324,030).....................                     43,368,315
                                                                                                            ------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 5.0%                           AMOUNT
                    -----------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $2,340,000)................................................    $ 2,340,000        2,340,000
                                                                                                             ------------
                    TOTAL INVESTMENTS  --
                      (cost: $44,664,030)                                   97.6%                             45,708,315
                    Other assets less liabilities --                         2.4                               1,108,423
                                                                           -----                             ------------
                    NET ASSETS --                                          100.0%                            $46,816,738
                                                                           =====                             =============


              -----------------------------

              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) At December 31, 1995 the Portfolio held restricted securities amounting to 0.1% of net assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security:

                                                                                                        VALUATION
                                                          DATE OF                          UNIT           AS OF
                               DESCRIPTION              ACQUISITION       SHARES           COST         12/31/95
                    ---------------------------------------------------------------------------------------------
                    Triangle Wire and Cable, Inc.         3/21/94            10,556       $   10.72        1.50
                    Triangle Wire and Cable, Inc.         3/24/94            21,111           10.27        1.50

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 38.0%                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CAPITAL APPRECIATION -- 11.2%
                    Apparel & Textiles -- 0.2%
                    Fila Holding S.p.A., ADR............................................         1,000      $    45,500
                    Tommy Hilfiger Corp.+...............................................         1,700           72,037
                    Broadcasting & Media -- 3.2%
                    American Radio Systems Corp., Class A+..............................         2,000           56,000
                    Central European Media Enterprises, Ltd., Class A+..................         5,000          102,500
                    E-Z Communications, Inc.+...........................................         8,000          144,000
                    Emmis Broadcasting Corp., Class A+..................................         3,100           96,100
                    Evergreen Media Corp.+..............................................         7,840          250,880
                    Gaylord Entertainment Co., Class A..................................         1,365           37,879
                    International Cabletel, Inc.+.......................................         4,000           98,000
                    Jacor Communications, Inc.+.........................................        10,500          183,750
                    LodgeNet Entertainment Corp.+.......................................         8,000           76,000
                    Saga Communications, Inc., Class A+.................................         8,875          144,218
                    Scholastic Corp.+...................................................         1,200           93,300
                    Scripps (E.W.) Co., Class A.........................................         2,000           78,750
                    SFX Broadcasting, Inc.+.............................................         7,000          211,750
                    Valuevision International, Inc., Class A+...........................         5,500           30,594
                    Viacom, Inc. Class A+...............................................           320           14,680
                    Viacom, Inc. Class B+...............................................         2,424          114,837
                    Vodafone Group PLC ADR..............................................         1,500           52,875
                    Westwood One, Inc.+.................................................         8,000          113,000
                    Young Broadcasting, Inc.+...........................................         5,000          141,250
                    Business Services -- 0.1%
                    DST Systems, Inc.+..................................................         2,400           68,400
                    Communication Equipment -- 0.6%
                    California Microwave, Inc.+.........................................         2,000           33,250
                    Cisco Systems, Inc.+................................................           500           37,313
                    General Instrument Corp.+...........................................         1,000           23,375
                    MobileMedia Corp., Class A+.........................................         4,500          100,125
                    Nokia Corp. ADR.....................................................         2,500           97,187
                    Shiva Corp.+........................................................         1,000           72,750
                    Computers & Business Equipment -- 0.1%
                    Business Objects SA ADR+............................................           900           43,537
                    Plaintree Systems, Inc.+............................................         5,000           30,000
                    Sensormatic Electronics Corp. ......................................         1,500           26,063
                    Drugs -- 1.0%
                    Alpharma, Inc., Class A.............................................         5,500          143,687
                    Genetics Institute, Inc.+...........................................         1,000           53,500
                    Hafslund Nycomed, Series B ADR......................................         1,200           31,500
                    Immunex Corp.+......................................................         9,000          148,500
                    Rhone - Poulenc Rorer, Inc. ........................................         3,000          159,750
                    Zeneca Group PLC ADR................................................         4,500           87,044
                    Electrical Equipment -- 0.2%
                    York International Corp. ...........................................         3,000          141,000

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Electronics -- 0.1%
                    Cyrix Corp.+........................................................         3,000      $    69,000
                    Energy Services -- 0.2%
                    ENSCO International, Inc.+..........................................         2,000           46,000
                    Input/Output, Inc.+.................................................         2,000          115,500
                    Energy Sources -- 0.7%
                    Barrett Resources Corp.+............................................         3,000           88,125
                    Noble Affiliates, Inc. .............................................         3,000           89,625
                    Union Pacific Resources Group, Inc. ................................         1,800           45,675
                    Unocal Corp. .......................................................         4,000          116,500
                    Vastar Resources, Inc. .............................................         3,000           95,250
                    Entertainment Products -- 0.1%
                    Philips Electronics N.V., ADR.......................................         1,500           53,813
                    Financial Services -- 0.2%
                    Imperial Credit Industries, Inc.+...................................         5,000          108,750
                    Food, Beverage & Tobacco -- 0.2%
                    Canandaigua Wine Co., Inc., Class A+................................         1,000           32,625
                    Pete's Brewing Co.+.................................................         5,400           75,600
                    Health Services -- 0.5%
                    American Medical Response, Inc.+....................................         3,000           97,500
                    Beverly Enterprises, Inc.+..........................................         3,000           31,875
                    FHP International Corp.+............................................         1,300           37,050
                    Grancare, Inc.+.....................................................         5,000           72,500
                    IDX Systems Corp.+..................................................         3,000          104,250
                    Insurance -- 0.6%
                    Allstate Corp. .....................................................         2,500          102,812
                    American Reinsurance Corp. .........................................         2,000           81,750
                    Amerin Corp.+.......................................................         2,800           74,900
                    Home State Holdings, Inc.+..........................................         4,800           44,550
                    Transatlantic Holdings, Inc. .......................................           900           66,038
                    Leisure & Tourism -- 0.4%
                    America West Airlines, Inc., Class B+...............................         4,000           68,000
                    Royal Caribbean Cruises Ltd. .......................................         4,000           88,000
                    Tabcorp Holdings Ltd. ADR*..........................................         1,800           50,880
                    Trans World Airlines, Inc.+.........................................         7,300           75,738
                    Machinery -- 0.1%
                    Precision Castparts Corp. ..........................................         2,200           87,450
                    Medical Products -- 0.1%
                    Haemonetics Corp. Massachusetts+....................................         4,500           79,875
                    Metals & Minerals -- 0.0%
                    Usinor Sacilor......................................................         2,400           31,734
                    Retail -- 0.4%
                    Bed Bath & Beyond, Inc.+............................................         1,000           38,813
                    Gymboree Corp.+.....................................................         3,000           61,875
                    Mercantile Stores Co., Inc. ........................................         1,300           60,125
                    Sports Authority, Inc.+.............................................         3,700           75,387

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Software -- 1.7%
                    BISYS Group, Inc.+..................................................         4,500      $   138,375
                    BMC Software, Inc.+.................................................         5,000          213,750
                    Boole & Babbage, Inc. ..............................................         1,500           36,750
                    Cheyenne Software, Inc.+............................................         3,500           91,437
                    Cognos, Inc. .......................................................         2,500          111,562
                    CompuWare Corp.+....................................................         3,000           55,500
                    Cooper & Chyan Technology, Inc.+....................................         6,000           94,500
                    FTP Software, Inc.+.................................................         4,500          130,500
                    Parametric Technology Corp.+........................................         1,000           66,500
                    Policy Management Systems Corp.+....................................         1,500           71,438
                    Softkey International, Inc.+........................................         1,500           34,688
                    Spectrum Holobyte, Inc.+............................................         5,000           32,500
                    Systems & Computer Technology Corp.+................................         1,000           19,875
                    Transportation -- 0.5%
                    AMR Corp.+..........................................................         1,500          111,375
                    Continental Airlines, Inc., Class B+................................         2,800          121,800
                    Werner Enterprises, Inc. ...........................................         3,000           60,750
                                                                                                            ------------
                                                                                                              7,213,746
                                                                                                            ------------
                    CORE EQUITY -- 26.8%
                    Banks -- 1.9%
                    Crestar Financial Corp. ............................................         5,000          295,625
                    First Bank System, Inc. ............................................         6,000          297,750
                    Fleet Financial Group, Inc. ........................................         6,500          264,875
                    Republic New York Corp. ............................................         6,000          372,750
                    Broadcasting & Media -- 3.3%
                    Capital Cities/ABC, Inc. ...........................................         2,500          308,437
                    Comcast Corp., Special Class A......................................        12,500          227,344
                    Gannett Co., Inc. ..................................................         5,000          306,875
                    Gaylord Entertainment Co., Class A..................................         7,870          218,393
                    Scholastic Corp.+...................................................         4,500          349,875
                    U.S. West Media Group...............................................         8,000          152,000
                    Viacom, Inc. Class B+...............................................         6,800          322,150
                    Vodafone Group PLC ADR..............................................         7,000          246,750
                    Business Services -- 0.4%
                    Sysco Corp. ........................................................         8,000          260,000
                    Chemicals -- 1.7%
                    Air Products & Chemicals, Inc. .....................................         5,500          290,125
                    Engelhard Corp. ....................................................        15,000          326,250
                    Loctite Corp. ......................................................         4,000          190,000
                    Minerals Technologies, Inc. ........................................         7,500          273,750
                    Communication Equipment -- 0.4%
                    General Instrument Corp.+...........................................        10,000          233,750
                    Computers & Business Equipment -- 0.4%
                    Hewlett-Packard Co. ................................................         3,000          251,250
                    Drugs -- 2.9%
                    Genetics Institute, Inc.+...........................................         7,000          374,500
                    Perrigo Co.+........................................................        20,000          237,500
                    Pfizer, Inc. .......................................................         9,000          567,000
                    Warner-Lambert Co. .................................................         2,300          223,388
                    Zeneca Group PLC ADR................................................         7,500          437,812

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Electrical Equipment -- 0.9%
                    Emerson Electric Co. ...............................................         3,000      $   245,250
                    York International Corp. ...........................................         7,000          329,000
                    Electronics -- 0.3%
                    AMP, Inc. ..........................................................         5,500          211,063
                    Energy Services -- 1.0%
                    Dresser Industries, Inc. ...........................................        18,000          438,750
                    Schlumberger Ltd. ADR...............................................         3,000          207,750
                    Energy Sources -- 2.1%
                    Amoco Corp. ........................................................         5,000          359,375
                    Exxon Corp. ........................................................         7,000          560,875
                    Unocal Corp. .......................................................        15,000          436,875
                    Financial Services -- 1.0%
                    American Express Co. ...............................................         6,000          248,250
                    Federal National Mortgage Association...............................         3,000          372,375
                    Forest Products -- 0.5%
                    International Paper Co. ............................................         8,000          303,000
                    Household Products -- 1.6%
                    Colgate-Palmolive Co. ..............................................         4,000          281,000
                    Gillette Co. .......................................................         5,000          260,625
                    Kimberly-Clark Corp. ...............................................         6,000          496,500
                    Insurance -- 1.7%
                    ACE Ltd. ...........................................................         7,000          278,250
                    American International Group, Inc. .................................         4,500          416,250
                    American Reinsurance Corp. .........................................         9,000          367,875
                    Machinery -- 1.1%
                    Illinois Tool Works, Inc. ..........................................         4,000          236,000
                    Ingersoll-Rand Co. .................................................         4,000          140,500
                    Minnesota Mining & Manufacturing Co. ...............................         5,000          331,250
                    Medical Products -- 0.6%
                    Abbott Laboratories.................................................         9,000          375,750
                    Retail -- 1.8%
                    Home Depot, Inc. ...................................................         6,000          287,250
                    May Department Stores Co. ..........................................         8,000          338,000
                    Talbots, Inc. ......................................................         8,000          230,000
                    Wal-Mart Stores, Inc. ..............................................        14,000          313,250
                    Software -- 1.2%
                    Automatic Data Processing, Inc. ....................................         5,000          371,250
                    BMC Software, Inc.+.................................................         5,000          213,750
                    Microsoft Corp.+....................................................         2,000          175,500
                    Telephone -- 1.0%
                    AT&T Corp. .........................................................         5,600          362,600
                    U.S. West, Inc. ....................................................         8,000          286,000
                    Transportation -- 1.0%
                    AMR Corp.+..........................................................         3,000          222,750
                    Canadian Pacific Ltd. ..............................................        17,000          308,125
                    Werner Enterprises, Inc. ...........................................         5,600          113,400
                                                                                                            ------------
                                                                                                             17,146,587
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost: $17,319,776)..............................                     24,360,333
                                                                                                            ------------

---------------------

                                          PREFERRED STOCK -- 0.1%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 0.1%
                    Broadcasting & Media -- 0.1%
                    News Corp., Ltd. ADR (cost: $34,729)................................         2,000      $    38,500
                                                                                                            ------------

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 28.6%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER STAPLES -- 0.3%
                    Sweetheart Cup, Inc. 10.50% 2003....................................    $  200,000          201,500
                                                                                                            ------------
                    ENERGY -- 1.0%
                    Phillips Petroleum Co. 9.18% 2021...................................       250,000          292,755
                    Santa Fe Energy Resources, Inc. 11.00% 2004.........................       150,000          164,250
                    YPF Sociedad Anonima 8.00% 2004.....................................       200,000          188,000
                                                                                                            ------------
                                                                                                                645,005
                                                                                                            ------------
                    FINANCE -- 0.2%
                    Dime Bancorp 10.50% 2005............................................       100,000          110,000
                                                                                                            ------------
                    HEALTHCARE -- 0.3%
                    OrNda Healthcorp 11.38% 2004........................................       150,000          168,750
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 1.2%
                    American Standard, Inc. zero coupon 2005(1).........................       150,000          128,625
                    Cabot Safety Acquisition Corp. 12.50% 2005..........................       100,000          106,250
                    Exide Corp. 10.75% 2002.............................................       100,000          108,500
                    Graphic Controls Corp. 12.00% 2005(2)...............................        50,000           51,750
                    K & F Industries, Inc. 13.75% 2001..................................       129,000          133,837
                    Rohr, Inc. 11.63% 2003..............................................       125,000          134,062
                    Ucar Global Enterprises, Inc. 12.00% 2005...........................        55,000           63,525
                    USAir, Inc. 10.38% 2013.............................................        60,000           55,800
                                                                                                            ------------
                                                                                                                782,349
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 0.8%
                    Cablevision Systems Corp. 9.25% 2005................................       150,000          155,812
                    Granite Broadcasting Corp. 10.38% 2005..............................       100,000          102,500
                    MCI Communications Corp. 7.13% 2000.................................        90,000           93,771
                    Paging Network, Inc. 10.13% 2007....................................        25,000           27,063
                    Young Broadcasting, Inc. 11.75% 2004................................       100,000          112,000
                                                                                                            ------------
                                                                                                                491,146
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.2%
                    Digital Equipment Corp. 7.75% 2023..................................       150,000          149,168
                                                                                                            ------------
                    MATERIALS -- 2.6%
                    A.K. Steel Corp. 10.75% 2004........................................       100,000          111,000
                    Arcadian Partners L.P. 10.75% 2005..................................       250,000          276,250
                    Armco, Inc. 9.38% 2000..............................................       275,000          272,250
                    Container Corp. of America 10.75% 2002..............................       225,000          228,375
                    Domtar, Inc. 11.75% 1999............................................       100,000          112,000
                    Fort Howard Corp. 9.25% 2001........................................       150,000          152,250
                    GS Technologies, Inc. 12.25% 2005...................................        50,000           49,813
                    Magma Copper Co. 12.00% 2001........................................        50,000           55,687
                    Rexene Corp. 11.75% 2004............................................        31,000           32,472
                    South Dakota Warren Co. 12.00% 2004.................................       100,000          110,250
                    Stone Container Corp. 9.88% 2001....................................        75,000           72,938
                    Wheeling Pittsburgh Corp. 9.38% 2003................................       175,000          165,375
                                                                                                            ------------
                                                                                                              1,638,660
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
                    Republic of Argentina 8.38% 2003....................................    $  150,000          126,375
                                                                                                            ------------
                    REAL ESTATE -- 0.2%
                    Webb (Del) Corp. 9.00% 2006.........................................       150,000          142,500
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 21.6%
                    Government National Mortgage Association 6.00% 2009.................       208,085          206,589
                    Government National Mortgage Association 6.50% 2008.................     1,097,485        1,107,428
                    Government National Mortgage Association 6.50% 2009.................       213,215          215,147
                    Government National Mortgage Association 6.50% 2009.................        28,920           29,182
                    Government National Mortgage Association 7.00% 2024.................       250,045          253,013
                    Government National Mortgage Association 7.50% 2022.................       468,990          483,552
                    Government National Mortgage Association 7.50% 2023.................       456,510          469,635
                    Government National Mortgage Association 7.50% 2024.................       467,172          480,603
                    Government National Mortgage Association 8.50% 2024.................       889,802          934,292
                    United States Treasury Bonds 6.25% 2023.............................     1,000,000        1,028,910
                    United States Treasury Bonds 9.25% 2016.............................       800,000        1,099,624
                    United States Treasury Notes 5.63% 1998.............................     1,250,000        1,260,350
                    United States Treasury Notes 5.63% 2000.............................       250,000          252,265
                    United States Treasury Notes 5.88% 2005.............................       750,000          766,875
                    United States Treasury Notes 6.25% 2003.............................       750,000          782,460
                    United States Treasury Notes 7.25% 2004.............................       250,000          278,007
                    United States Treasury Notes 7.50% 2001.............................     1,000,000        1,101,410
                    United States Treasury Notes 7.75% 1999.............................       500,000          541,795
                    United States Treasury Notes 7.88% 1999.............................       500,000          543,595
                    United States Treasury Notes 7.88% 2004.............................     1,000,000        1,157,500
                    United States Treasury Notes 8.50% 2000.............................       750,000          835,778
                                                                                                            ------------
                                                                                                             13,828,010
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost: $16,659,425).............................                     18,283,463
                                                                                                            ------------
                                        FOREIGN SECURITIES -- 29.6%                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.2%
                    Buenos Aires Embotelladora SA ADR (Consumer Staples)+...............         3,000           61,875
                    Telefonica de Argentina SA ADR (Utilities)..........................         1,500           40,875
                                                                                                            ------------
                                                                                                                102,750
                                                                                                            ------------
                    AUSTRALIA -- 1.4%
                    Advance Bank (Australia) (Finance)..................................         7,783           62,361
                    Amcor Ltd. (Materials)..............................................        25,446          179,677
                    Australia & New Zealand Bank Group (Finance)........................        53,772          252,194
                    Broken Hill Proprietary Ltd. ADR (Materials)........................        19,162          270,609
                    National Australia Bank Ltd. (Finance)..............................         9,424           84,756
                    Qantas Airways Ltd. ADR (Information & Entertainment)*..............         3,200           53,320
                                                                                                            ------------
                                                                                                                902,917
                                                                                                            ------------
                    AUSTRIA -- 0.3%
                    Evn Energie-Versorgung Niederoesterreich AG (Utilities).............         1,300          178,648
                                                                                                            ------------
                    BELGIUM -- 0.2%
                    Delhaize Le Lion SA (Consumer Discretionary)........................         2,800          116,072
                                                                                                            ------------

---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    BRAZIL -- 0.2%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities)......         5,500      $    74,414
                    Usinas Siderurgicas de Minas Gerais SA - USIMINAS ADR (Materials)...         4,000           32,512
                                                                                                            ------------
                                                                                                                106,926
                                                                                                            ------------
                    CANADA -- 0.5%
                    Canadian Pacific Ltd. (Industrial & Commercial).....................        17,000          308,125
                                                                                                            ------------
                    CHILE -- 0.1%
                    Compania De Telefonos Chile SA ADR (Utilities)......................         1,000           82,875
                                                                                                            ------------
                    DENMARK -- 0.6%
                    Tele Danmark A/S ADR (Utilities)....................................        12,500          345,312
                    Unidanmark A/S (Finance)............................................         1,250           61,909
                                                                                                            ------------
                                                                                                                407,221
                                                                                                            ------------
                    FINLAND -- 0.4%
                    Metsa-Serla Oy (Materials)..........................................         2,700           83,184
                    Nokia Corp. ADR (Information Technology)............................         2,000           77,750
                    Unitas Ltd. (Finance)...............................................        40,000          101,163
                                                                                                            ------------
                                                                                                                262,097
                                                                                                            ------------
                    FRANCE -- 2.2%
                    Banque Nationale de Paris (Finance).................................         3,000          135,328
                    Canal Plus SA (Information & Entertainment).........................           329           61,675
                    Cie de St. Gobain (Materials).......................................         1,681          183,307
                    Euro RSCG Worldwide SA (Information & Entertainment)................         1,101           89,932
                    Peugeot SA (Consumer Discretionary).................................           400           52,767
                    Renault SA (Consumer Discretionary).................................         4,550          131,009
                    Rhone Poulenc SA (Health Care)......................................         8,000          171,370
                    Societe Generale (Finance)..........................................         1,382          170,739
                    Societe Nationale Elf Aquitaine (Energy)............................         1,200           88,414
                    Technip SA (Industrial & Commercial)................................         1,150           79,140
                    Total SA, Series B (Energy).........................................         3,790          255,788
                                                                                                            ------------
                                                                                                              1,419,469
                                                                                                            ------------
                    GERMANY -- 1.5%
                    Bayer AG (Health Care)..............................................           750          197,891
                    Beiersdorf AG (Consumer Staples)....................................           100           70,059
                    Daimler-Benz AG (Consumer Discretionary)............................           100           50,331
                    Degussa AG (Industrial & Commercial)................................           300           99,965
                    Deutsche Bank AG (Finance)..........................................         2,500          118,456
                    Karstadt AG (Consumer Discretionary)................................           250          101,952
                    Mannesmann AG (Industrial & Commercial).............................           537          170,964
                    Veba AG (Utilities).................................................         4,000          169,816
                                                                                                            ------------
                                                                                                                979,434
                                                                                                            ------------
                    HONG KONG -- 1.2%
                    China Light & Power Co., Ltd. (Utilities)...........................        30,000          138,118
                    Hong Kong Telecommunications, Ltd. (Utilities)......................        65,051          116,095
                    Hutchison Whampoa Ltd. (Real Estate)................................        21,000          127,915
                    Sun Hung Kai Properties (Real Estate)...............................        18,000          147,236
                    Swire Pacific Ltd., Class A (Real Estate)...........................        34,000          263,821
                                                                                                            ------------
                                                                                                                793,185
                                                                                                            ------------
                    INDONESIA -- 0.1%
                    PT Jaya Real Property (Real Estate)*................................        29,000           78,636
                    PT Semen Gresik (Materials)*........................................         6,000           16,794
                                                                                                            ------------
                                                                                                                 95,430
                                                                                                            ------------

                                                           ---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    ITALY -- 0.9%
                    Banca Commerciale Italiana S.p.A. (Finance).........................        60,000      $   128,076
                    De Rigo S.p.A. ADR (Health Care)....................................         2,400           54,600
                    Gucci Group N V (Consumer Discretionary)............................           600           23,325
                    STET (Utilities)....................................................       122,000          344,922
                                                                                                            ------------
                                                                                                                550,923
                                                                                                            ------------
                    JAPAN -- 8.2%
                    Chichibu Onoda Cement Co., Ltd. (Materials).........................        30,000          160,097
                    Chugai Pharmaceutical Co., Ltd. (Health Care).......................         5,000           47,893
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial).............        11,000          186,441
                    Home Wide Corp. (Consumer Discretionary)............................         3,000           35,448
                    Ito-Yokado Co. (Consumer Discretionary).............................         2,000          123,196
                    Kajima Corp. (Industrial & Commercial)..............................        25,000          246,973
                    Kawasaki Heavy Industries Ltd. (Industrial & Commercial)............        20,000           92,010
                    Keio Teito Electric Railway Co., Ltd. (Consumer Discretionary)......        12,000           69,850
                    Kyocera Corp. (Information Technology)..............................         1,000           74,286
                    Kyoritsu Air Technology (Industrial & Commercial)...................         3,000           32,542
                    Matsushita Electric Industrial Co., Ltd. (Information &
                      Entertainment)....................................................        10,000          162,712
                    Minebea Co., Ltd. (Information Technology)..........................        19,000          159,361
                    Mitsubishi Bank Ltd. (Finance)......................................         7,000          164,746
                    Mitsubishi Corp. (Industrial & Commercial)..........................        14,000          172,203
                    Murata Manufacturing Co. (Information Technology)...................         2,000           73,608
                    Nihon Jumbo Co., Ltd. (Materials)...................................         2,000           69,927
                    Nippon Express Co., Ltd. (Information & Entertainment)..............        14,000          134,779
                    Nippon Telegraph & Telecommunications Corp. (Information &
                      Entertainment)....................................................            10           80,872
                    NKK Corp. (Materials)...............................................        89,000          239,632
                    Nomura Securities International, Inc. (Finance).....................         8,000          174,334
                    Orix Corp. (Industrial & Commercial)................................         5,000          205,811
                    Riso Kagaku Corp. (Information Technology)..........................         1,000           84,358
                    Sakura Bank Ltd. (Finance)..........................................        13,000          164,939
                    Sanyo Shinpan Finance Co. (Finance).................................         2,000          164,649
                    Sankyo Co., Ltd. (Health Care)......................................        13,000          292,107
                    Sanwa Bank Ltd. (Finance)...........................................         3,000           61,017
                    Secom Co. (Industrial & Commercial).................................         3,000          208,620
                    Sekisui Chemical Co., Ltd. (Consumer Discretionary).................         1,000           14,722
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)...............         4,000          282,034
                    Shimamura Co. (Consumer Discretionary)..............................         3,000          115,932
                    Showa Corp. (Consumer Discretionary)................................        18,000          137,898
                    Sony Corp. (Information & Entertainment)............................         3,000          179,855
                    Sumitomo Marine & Fire Insurance Co., Ltd. (Finance)................        20,000          164,262
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)...............        25,000          176,755
                    Sumitomo Trust & Banking Co., Ltd. (Finance)........................         6,000           84,843
                    Toda Construction Co.. (Industrial & Commercial)....................         6,000           52,010
                    Tohoku Electric Power Co., Inc. (Utilities).........................         2,000           48,232
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)...................        20,000          261,501
                    Tsutsumi Jewelry Co. (Consumer Discretionary).......................           500           25,036
                                                                                                            ------------
                                                                                                              5,225,491
                                                                                                            ------------

---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    MALAYSIA -- 0.3%
                    Resorts World Bhd (Information & Entertainment).....................        34,000      $   182,069
                                                                                                            ------------
                    MEXICO -- 0.4%
                    Cemex SA (Materials)................................................        15,000           49,579
                    Fomento Economico Mexicano SA de CV (Consumer Staples)..............        17,000           38,208
                    Grupo Carso SA de CV (Consumer Staples).............................         9,500           51,225
                    Kimberly-Clark Corp. (Materials)....................................         4,000           60,350
                    Transportacion Maritima Mexicana SA de CV ADR (Industrial &
                      Commercial).......................................................         4,900           36,750
                                                                                                            ------------
                                                                                                                236,112
                                                                                                            ------------
                    NETHERLANDS -- 1.1%
                    Elsevier NV (Information & Entertainment)...........................        15,000          200,037
                    Internationale Nederlanden Groep NV (Finance).......................         4,253          284,117
                    Vendex International NV (Consumer Discretionary)....................         5,000          148,626
                    Ver Ned Uitgevers (Information & Entertainment).....................           700           96,099
                                                                                                            ------------
                                                                                                                728,879
                                                                                                            ------------
                    NEW ZEALAND -- 0.5%
                    Air New Zealand Ltd. (Information & Entertainment)..................        18,027           61,284
                    Brierley Investments Ltd. (Finance).................................       151,000          119,450
                    Carter Holt Harvey Ltd. (Materials).................................        65,000          140,233
                                                                                                            ------------
                                                                                                                320,967
                                                                                                            ------------
                    NORWAY -- 1.3%
                    Christiania Bank Og Kreditkasse (Finance)*..........................        18,400           42,992
                    Hafslund Nycomed, Series A ADR (Health Care)........................         5,615          146,711
                    Kvaerner AS (Industrial & Commercial)...............................         5,500          194,503
                    Orkla AS (Consumer Staples).........................................         5,000          248,654
                    Saga Petroleum (Energy).............................................        14,000          186,767
                                                                                                            ------------
                                                                                                                819,627
                                                                                                            ------------
                    PHILIPPINES -- 0.3%
                    Philippine National Bank (Finance)..................................         4,000           44,224
                    Pilipino Telephone (Utilities)......................................       160,900          162,556
                                                                                                            ------------
                                                                                                                206,780
                                                                                                            ------------
                    PORTUGAL -- 0.2%
                    Portugal Telecom SA ADR (Utilities).................................         6,300          119,700
                                                                                                            ------------
                    SINGAPORE -- 1.2%
                    Development Bank of Singapore (Finance).............................        27,500          342,171
                    Keppel Corp. Ltd. (Industrial & Commercial).........................        33,000          293,955
                    Overseas Chinese Banking Corp. Ltd. (Finance).......................         4,000           50,053
                    United Overseas Bank Ltd. (Finance).................................         9,000           86,532
                                                                                                            ------------
                                                                                                                772,711
                                                                                                            ------------
                    SPAIN -- 1.4%
                    Acerinox SA (Materials).............................................         1,250          126,443
                    Banco Bilbao Vizcaya (Finance)......................................         9,500          342,250
                    Repsol SA ADR (Energy)..............................................        10,000          328,750
                    Telefonica de Espana SA (Utilities).................................         7,500          103,875
                                                                                                            ------------
                                                                                                                901,318
                                                                                                            ------------
                    SWEDEN -- 0.6%
                    Astra AB, Series A (Health Care)....................................         4,000          159,646
                    Avesta Sheffield (Materials)........................................         7,500           66,080
                    BT Industries AB (Industrial & Commercial)*.........................         7,900           86,856
                    Stora Kopparbergs (Materials).......................................         7,000           82,232
                                                                                                            ------------
                                                                                                                394,814
                                                                                                            ------------

                                                           ---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SWITZERLAND -- 1.2%
                    Ciba-Geigy AG (Health Care).........................................           300      $   263,979
                    Nestle SA (Consumer Staples)........................................           340          376,108
                    Sulzer AG (Health Care).............................................           200          106,632
                                                                                                            ------------
                                                                                                                746,719
                                                                                                            ------------
                    THAILAND -- 0.1%
                    Bangkok Bank Public Co., Ltd. (Finance).............................         3,500           42,517
                    Bangkok Metropolitan Bank PCL (Finance).............................        57,000           53,176
                                                                                                            ------------
                                                                                                                 95,693
                                                                                                            ------------
                    UNITED KINGDOM -- 3.0%
                    Bass PLC (Consumer Staples).........................................        21,000          234,330
                    BET PLC (Industrial & Commercial)...................................       167,000          329,384
                    Body Shop International PLC (The) (Consumer Staples)................        17,400           41,345
                    British Steel PLC (Materials).......................................        50,000          126,378
                    British Telecommunications PLC (Utilities)..........................        38,000          208,325
                    Northern Foods PLC (Consumer Staples)...............................        13,000           34,928
                    PowerGen PLC (Utilities)............................................        15,183          125,444
                    Rank Organisation PLC (Information & Entertainment).................        25,000          180,929
                    Royal Insurance Holdings PLC (Finance)..............................        35,000          207,369
                    Tomkins PLC (Consumer Staples)......................................        52,000          227,333
                    Vodafone Group PLC ADR (Information & Entertainment)................        50,000          179,375
                                                                                                            ------------
                                                                                                              1,895,140
                                                                                                            ------------
                    TOTAL FOREIGN SECURITIES (cost: $16,395,500)........................                     18,952,092
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $50,409,430).....................                     61,634,388
                                                                                                            ------------
                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 3.3%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement (See Note 3)
                      (cost: $2,135,000)................................................    $2,135,000        2,135,000
                                                                                                            ------------
                    TOTAL INVESTMENTS  --
                      (cost: $52,544,430)                            99.6%                                   63,769,388
                    Other assets less liabilities --                  0.4                                       256,472
                                                                    -----                                   ------------
                    NET ASSETS --                                   100.0%                                  $64,025,860
                                                                    =====                                   =============


              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
              (2) Fair valued security; see Note 2

                    FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995
                    ----------------------------------------------------------------------------------------------------
                       CONTRACT              IN           DELIVERY    GROSS UNREALIZED
                      TO DELIVER        EXCHANGE FOR        DATE        DEPRECIATION
                    ------------------------------------------------------------------
                    FRF  1,956,160       USD   400,000     5/10/96         $ (142)
                                                                      ==============
                    FRF   --  French Franc
                    USD   --  United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 57.7%                               SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 4.9%
                    Automotive -- 0.9%
                    Ford Motor Co. .....................................................         48,981      $  1,420,449
                    Retail -- 4.0%
                    Home Depot, Inc. ...................................................         30,000         1,436,250
                    May Department Stores Co. ..........................................         50,000         2,112,500
                    Talbots, Inc. ......................................................         50,000         1,437,500
                    Wal-Mart Stores, Inc. ..............................................         80,000         1,790,000
                                                                                                             -------------
                                                                                                                8,196,699
                                                                                                             -------------
                    CONSUMER STAPLES -- 3.5%
                    Household Products -- 3.5%
                    Colgate-Palmolive Co. ..............................................         22,000         1,545,500
                    Gillette Co. .......................................................         24,000         1,251,000
                    Kimberly-Clark Corp. ...............................................         38,000         3,144,500
                                                                                                             -------------
                                                                                                                5,941,000
                                                                                                             -------------
                    ENERGY -- 6.7%
                    Energy Services -- 5.4%
                    Amoco Corp. ........................................................         30,000         2,156,250
                    Dresser Industries, Inc. ...........................................        105,000         2,559,375
                    Exxon Corp. ........................................................         38,000         3,044,750
                    Schlumberger Ltd. ..................................................         20,000         1,385,000
                    Energy Sources -- 1.3%
                    Unocal Corp. .......................................................         75,000         2,184,375
                                                                                                             -------------
                                                                                                               11,329,750
                                                                                                             -------------
                    FINANCE -- 8.8%
                    Banks -- 4.0%
                    Crestar Financial Corp. ............................................         32,000         1,892,000
                    First Union Corp. ..................................................         20,000         1,112,500
                    Fleet Financial Group, Inc. ........................................         37,000         1,507,750
                    Republic New York Corp. ............................................         36,206         2,249,298
                    Financial Services -- 1.6%
                    American Express Co. ...............................................         40,000         1,655,000
                    Bancorp Hawaii, Inc. ...............................................         30,000         1,076,250
                    Insurance -- 3.2%
                    ACE Ltd. ...........................................................         30,000         1,192,500
                    American International Group, Inc. .................................         22,500         2,081,250
                    American Reinsurance Corp.+.........................................         50,000         2,043,750
                                                                                                             -------------
                                                                                                               14,810,298
                                                                                                             -------------
                    HEALTHCARE -- 7.6%
                    Drugs -- 5.5%
                    Johnson & Johnson Co. ..............................................         24,000         2,055,000
                    Pfizer, Inc. .......................................................         50,000         3,150,000
                    Warner-Lambert Co. .................................................         15,000         1,456,875
                    Zeneca Group PLC ADR................................................         45,100         2,632,712

                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Medical Products -- 2.1%
                    Abbott Laboratories.................................................         55,000      $  2,296,250
                    Perrigo Co.+........................................................        100,000         1,187,500
                                                                                                             -------------
                                                                                                               12,778,337
                                                                                                             -------------
                    INDUSTRIAL & COMMERCIAL -- 5.9%
                    Business Services -- 0.8%
                    Sysco Corp. ........................................................         40,000         1,300,000
                    Electrical Equipment -- 2.2%
                    Emerson Electric Co. ...............................................         20,000         1,635,000
                    York International Corp. ...........................................         45,000         2,115,000
                    Machinery -- 1.8%
                    Illinois Tool Works, Inc. ..........................................         17,000         1,003,000
                    Minnesota Mining & Manufacturing Co. ...............................         30,000         1,987,500
                    Transportation -- 1.1%
                    Canadian Pacific Ltd. ..............................................         65,000         1,178,125
                    Werner Enterprises, Inc. ...........................................         37,700           763,425
                                                                                                             -------------
                                                                                                                9,982,050
                                                                                                             -------------
                    INFORMATION & ENTERTAINMENT -- 6.7%
                    Broadcasting & Media -- 4.7%
                    Capital Cities/ABC, Inc. ...........................................         13,000         1,603,875
                    Comcast Corp., Class A..............................................         75,000         1,364,062
                    Gannett Co., Inc. ..................................................         30,000         1,841,250
                    Gaylord Entertainment Co., Class A..................................         45,225         1,254,994
                    Viacom, Inc.+.......................................................         40,000         1,895,000
                    Entertainment Products -- 1.4%
                    Scholastic Corp.+...................................................         30,000         2,332,500
                    Leisure & Tourism -- 0.6%
                    AMR Corp.+..........................................................         14,000         1,039,500
                                                                                                             -------------
                                                                                                               11,331,181
                                                                                                             -------------
                    INFORMATION TECHNOLOGY -- 5.1%
                    Communication Equipment -- 0.7%
                    General Instrument Corp.+...........................................         50,000         1,168,750
                    Computers & Business Equipment -- 0.9%
                    Hewlett-Packard Co. ................................................         18,000         1,507,500
                    Electronics -- 0.7%
                    AMP, Inc. ..........................................................         30,000         1,151,250
                    Software -- 2.8%
                    Automatic Data Processing, Inc. ....................................         30,000         2,227,500
                    BMC Software, Inc. .................................................         35,000         1,496,250
                    Microsoft Corp.+....................................................         12,000         1,053,000
                                                                                                             -------------
                                                                                                                8,604,250
                                                                                                             -------------
                    MATERIALS -- 4.8%
                    Chemicals -- 3.6%
                    Air Products & Chemicals, Inc. .....................................         34,000         1,793,500
                    Engelhard Corp. ....................................................         83,000         1,805,250
                    Loctite Corp. ......................................................         24,000         1,140,000
                    Minerals Technologies, Inc. ........................................         36,600         1,335,900

---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Forest Products -- 1.2%
                    International Paper Co. ............................................         50,000      $  1,893,750
                                                                                                             -------------
                                                                                                                7,968,400
                                                                                                             -------------
                    U.S. GOVERNMENT & AGENCIES -- 1.3%
                    U.S. Government & Agencies -- 1.3%
                    Federal National Mortgage Association...............................         17,000         2,110,125
                                                                                                             -------------
                    UTILITIES -- 2.4%
                    Telephone -- 2.4%
                    AT & T Corp. .......................................................         33,000         2,136,750
                    SBC Communications, Inc. ...........................................         33,000         1,897,500
                                                                                                             -------------
                                                                                                                4,034,250
                                                                                                             -------------
                    TOTAL COMMON STOCK (cost: $67,399,463)..............................                       97,086,340
                                                                                                             -------------

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 33.5%                              AMOUNT
                    ------------------------------------------------------------------------------------------------------
                    FINANCE -- 7.2%
                    Bank Of Boston Corp. 6.63% 2004.....................................    $ 1,500,000         1,523,340
                    BankAmerica Corp. 6.06% 1996(1).....................................      1,000,000         1,002,231
                    Bankers Trust New York Corp. 8.25% 2005.............................      1,500,000         1,683,684
                    Beneficial Corp. 5.20% 1996(1)......................................      1,500,000         1,478,910
                    Citicorp 6.75% 2005.................................................      1,500,000         1,518,405
                    Daimler-Benz Vehicle Trust 5.95% 2000...............................        660,968           661,820
                    Discover Card Trust, Series D 5.50% 1996(1).........................        416,667           415,754
                    Fleet Mortgage Group, Inc. 6.50% 2000...............................      1,500,000         1,529,850
                    IBM Credit Receivables Lease Asset Master Trust 4.55% 2000..........        715,842           710,323
                    Nissan Auto Receivables Grantor Trust 6.45% 1999....................        773,534           780,472
                    Premier Auto Trust 4.65% 1999.......................................        775,435           766,361
                                                                                                             -------------
                                                                                                               12,071,150
                                                                                                             -------------
                    INDUSTRIAL & COMMERCIAL -- 1.7%
                    Mobil Oil Corp. 9.17% 2000..........................................        634,625           683,231
                    Niagara Mohawk Power Corp. 5.88% 2002...............................      1,250,000         1,213,138
                    Penney (J.C.), Inc. 7.38% 2004......................................      1,000,000         1,081,470
                                                                                                             -------------
                                                                                                                2,977,839
                                                                                                             -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                    Quebec Province Canada 8.80% 2003...................................      1,500,000         1,717,515
                    Republic of Italy 6.88% 2023........................................      1,500,000         1,464,825
                                                                                                             -------------
                                                                                                                3,182,340
                                                                                                             -------------
                    U.S. GOVERNMENT & AGENCIES -- 22.7%
                    Federal Home Loan Mortgage Corp. 8.50% 2001.........................      1,500,000         1,550,834
                    Federal Home Loan Mortgage Corp. 6.50% TBA..........................      5,000,000         5,026,550
                    Federal National Mortgage Association 7.50% 2022 - 2025.............      1,915,552         1,964,008
                    Government National Mortgage Association 6.50% 2023 - 2024..........     10,862,972        10,774,656
                    United States Treasury Bonds 10.38% 2012............................     11,200,000        15,484,000
                    United States Treasury Notes 7.50% 2005.............................      3,000,000         3,400,320
                                                                                                             -------------
                                                                                                               38,200,368
                                                                                                             -------------
                    TOTAL BONDS & NOTES (cost: $54,373,690).............................                       56,431,697
                                                                                                             -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                       CONVERTIBLE SECURITIES -- 1.8%                          AMOUNT            VALUE
                    ------------------------------------------------------------------------------------------------------

                    CONVERTIBLE BONDS -- 0.7%
                    Leisure & Tourism -- 0.2%
                    AMR Corp. 6.13% 2024................................................    $   400,000      $    414,000
                    Medical Products -- 0.5%
                    McKesson Corp. 4.50% 2004...........................................        800,000           753,000
                                                                                                             -------------
                                                                                                                1,167,000
                                                                                                             -------------
                                                                                               SHARES
                    ------------------------------------------------------------------------------------------------------
                    CONVERTIBLE PREFERRED STOCK -- 1.1%
                    Energy Sources -- 0.2%
                    Unocal Corp. $3.50*.................................................          6,000           320,250
                    Real Estate Companies -- 0.9%
                    Security Capital Pacific Trust Series A $1.75.......................         60,000         1,470,000
                                                                                                             -------------
                                                                                                                1,790,250
                                                                                                             -------------
                    TOTAL CONVERTIBLE SECURITIES (cost: $2,928,441).....................                        2,957,250
                                                                                                             -------------
                    TOTAL INVESTMENT SECURITIES (cost: $124,701,594)....................                      156,475,287
                                                                                                             -------------
                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 9.7%                           AMOUNT
                    ------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $16,315,000)...............................................    $16,315,000        16,315,000
                                                                                                             -------------
                    TOTAL INVESTMENTS --
                      (cost: $141,016,594)                            102.7%                                  172,790,287
                    Liabilities in excess of other assets --           (2.7)                                   (4,547,479)
                                                                     ------                                  -------------
                    NET ASSETS --                                     100.0                                  $168,242,808
                                                                     ======                                 ==============


              -----------------------------

              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              (1) Variable rate security - the rate reflected is as of December 31, 1995; maturity date reflects next reset date
              TBA - Securities purchased on a forward commitment basis with an approximately principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 92.1%                              SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 7.2%
                    Apparel & Textiles -- 2.7%
                    Fila Holding S.p.A., ADR............................................       120,000      $  5,460,000
                    Gucci Group N.V.+...................................................        20,600           800,825
                    Tommy Hilfiger Corp.+...............................................        78,100         3,309,487
                    Retail -- 4.5%
                    Bed Bath & Beyond, Inc.+............................................        70,000         2,716,875
                    Gymboree Corp.+.....................................................       265,000         5,465,625
                    Mercantile Stores Co., Inc. ........................................        90,000         4,162,500
                    Sports Authority, Inc.+.............................................       190,000         3,871,250
                                                                                                            -------------
                                                                                                              25,786,562
                                                                                                            -------------
                    CONSUMER STAPLES -- 1.5%
                    Food, Beverage & Tobacco -- 1.5%
                    Canandaigua Wine Co., Inc., Class A+................................        85,000         2,773,125
                    Pete's Brewing Co.+.................................................       168,300         2,356,200
                                                                                                            -------------
                                                                                                               5,129,325
                                                                                                            -------------
                    ENERGY -- 7.6%
                    Energy Services -- 1.4%
                    Input/Output, Inc.+.................................................        90,000         5,197,500
                    Energy Sources -- 6.2%
                    ENSCO International, Inc.+..........................................       100,000         2,300,000
                    Noble Affiliates, Inc. .............................................       160,000         4,780,000
                    Union Pacific Resources Group, Inc.+................................        83,000         2,106,125
                    Unocal Corp. .......................................................       115,000         3,349,375
                    Vastar Resources, Inc. .............................................       157,600         5,003,800
                    Barrett Resources Corp.+............................................       150,000         4,406,250
                                                                                                            -------------
                                                                                                              27,143,050
                                                                                                            -------------
                    FINANCE -- 5.6%
                    Financial Services -- 0.8%
                    Imperial Credit Industries, Inc.+...................................       130,000         2,827,500
                    Insurance -- 4.8%
                    Allstate Corp. .....................................................       170,000         6,991,250
                    American Reinsurance Corp.+.........................................        80,000         3,270,000
                    Amerin Corp.+.......................................................       113,000         3,022,750
                    Home State Holdings, Inc.+..........................................       107,100           994,022
                    Transatlantic Holdings, Inc. .......................................        38,900         2,854,287
                                                                                                            -------------
                                                                                                              19,959,809
                                                                                                            -------------
                    HEALTHCARE -- 14.8%
                    Drugs -- 7.7%
                    Alpharma, Inc., Class A.............................................       125,700         3,283,913
                    Genetics Institute, Inc.+...........................................       109,700         5,868,950
                    Hafslund Nycomed, Series B ADR......................................       137,318         3,604,597
                    Immunex Corp.+......................................................       200,000         3,300,000
                    Rhone-Poulenc Rorer, Inc. ..........................................       160,000         8,520,000
                    Zeneca Group PLC ADR................................................       150,000         2,901,460

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Health Services -- 5.6%
                    American Medical Response, Inc.+....................................       130,000      $  4,225,000
                    Beverly Enterprises, Inc.+..........................................       225,000         2,390,625
                    De Rigo S.p.A. ADR+.................................................        93,000         2,115,750
                    FHP International Corp.+............................................        64,300         1,832,550
                    GranCare, Inc.+.....................................................       141,000         2,044,500
                    IDX Systems Corp.+..................................................       125,300         4,354,175
                    Vencor, Inc.+.......................................................        85,000         2,762,500
                    Medical Products -- 1.5%
                    Biomet, Inc.+.......................................................       100,000         1,787,500
                    Haemonetics Corp. ..................................................       200,000         3,550,000
                                                                                                            -------------
                                                                                                              52,541,520
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 9.1%
                    Business Services -- 0.7%
                    DST Systems, Inc.+..................................................        81,500         2,322,750
                    Electrical Equipment -- 1.1%
                    York International Corp. ...........................................        85,000         3,995,000
                    Machinery -- 1.0%
                    Precision Castparts Corp. ..........................................        91,000         3,617,250
                    Metals -- 0.3%
                    Usinor Sacilor+.....................................................        80,200         1,060,435
                    Transportation -- 6.0%
                    America West Airlines, Inc., Class B+...............................       150,000         2,550,000
                    AMR Corp.+..........................................................        95,000         7,053,750
                    Continental Airlines, Inc., Class B+................................       110,400         4,802,400
                    Swift Transportation Co., Inc. .....................................       109,500         1,669,875
                    Trans World Airlines, Inc.+.........................................       351,800         3,649,925
                    Werner Enterprises, Inc. ...........................................        85,000         1,721,250
                                                                                                            -------------
                                                                                                              32,442,635
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 23.6%
                    Broadcasting & Media -- 20.1%
                    American Radio Systems Corp., Class A...............................       140,000         3,920,000
                    Central European Media Entertainment Light, Ltd., Class A...........       170,000         3,485,000
                    E-Z Communications, Inc.+...........................................       145,000         2,610,000
                    Emmis Broadcasting Corp., Class A+..................................       108,600         3,366,600
                    Evergreen Media Corp.+..............................................       268,200         8,582,400
                    Gaylord Entertainment Co., Class A..................................       138,285         3,837,409
                    International Cabletel, Inc.+.......................................       146,666         3,593,317
                    Jacor Communications, Inc.+.........................................       169,500         2,966,250
                    LodgeNet Entertainment Corp.+.......................................       150,000         1,425,000
                    News Corp., Ltd. ADR................................................       220,000         4,235,000
                    Renaissance Communications Corp.+...................................       120,000         2,655,000
                    Saga Communications, Inc., Class A+.................................       156,250         2,539,063
                    Scholastic Corp.+...................................................        35,000         2,721,250
                    Scripps (E.W.) Co., Class A.........................................        85,000         3,346,875
                    SFX Broadcasting, Inc., Class A+....................................       190,000         5,747,500
                    Valuevision International, Inc., Class A+...........................       200,000         1,112,500
                    Viacom, Inc. Class A+...............................................        11,200           513,800
                    Viacom, Inc., Class B+..............................................        94,861         4,494,040
                    Vodafone Group PLC ADR..............................................        75,000         2,643,750
                    Westwood One, Inc.+.................................................       205,000         2,895,625
                    Young Broadcasting, Inc., Class A+..................................       175,000         4,943,750

---------------------

                                          COMMON STOCK (continued)                            SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Entertainment Products -- 1.2%
                    Philips Electronics N.V. ADR........................................       115,000      $  4,125,625
                    Leisure & Tourism -- 2.3%
                    Royal Caribbean Cruises Ltd. .......................................       135,000         2,970,000
                    Starbucks Corp.+....................................................       161,600         3,393,600
                    Tabcorp Holdings Ltd. ADR*..........................................        70,830         2,002,145
                                                                                                            -------------
                                                                                                              84,125,499
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 22.7%
                    Communication Equipment -- 7.5%
                    BroadBand Technologies, Inc.+.......................................        70,000         1,137,500
                    California Microwave, Inc.+.........................................       100,000         1,662,500
                    Cisco Systems, Inc.+................................................        75,000         5,596,875
                    General Instrument Corp.+...........................................       140,000         3,272,500
                    MobileMedia Corp. ..................................................       249,300         5,546,925
                    Nokia Corp. ADR.....................................................       130,000         5,053,750
                    Shiva Corp. ........................................................        60,000         4,365,000
                    Computers & Business Equipment -- 1.1%
                    Business Objects SA ADR+............................................        39,400         1,905,975
                    Plaintree Systems, Inc.+............................................       125,000           750,000
                    Sensormatic Electronics Corp. ......................................        85,000         1,476,875
                    Electronics -- 0.8%
                    Cyrix Corp.+........................................................       120,000         2,760,000
                    Software -- 13.3%
                    BISYS Group, Inc.+..................................................       200,000         6,150,000
                    BMC Software, Inc.+.................................................       155,100         6,630,525
                    Cheyenne Software, Inc.+............................................       185,000         4,833,125
                    Cognos, Inc. .......................................................       125,000         5,578,125
                    Compuware Corp.+....................................................       125,000         2,312,500
                    Cooper & Chyan Technology, Inc.+....................................        50,000           787,500
                    FTP Software, Inc.+.................................................       225,000         6,525,000
                    Parametric Technology Corp.+........................................        75,000         4,987,500
                    Policy Management Systems Corp.+....................................        75,000         3,571,875
                    Softkey International, Inc.+........................................        70,000         1,618,750
                    Spectrum Holobyte, Inc.+............................................       270,000         1,755,000
                    Systems & Computer Technology Corp.+................................       130,000         2,583,750
                                                                                                            -------------
                                                                                                              80,861,550
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost: $259,666,326)....................                     327,989,950
                                                                                                            -------------

                                                                                             PRINCIPAL
                                       SHORT-TERM SECURITIES -- 0.2%                          AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AND AGENCIES -- 0.2%
                    United States Treasury Bills 5.53% due 3/21/96 (cost: $790,560).....    $  800,000           790,925
                                                                                                            -------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                        REPURCHASE AGREEMENT -- 8.9%                           AMOUNT             VALUE
                    -------------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $31,635,000)...............................................    $ 31,635,000      $ 31,635,000
                                                                                                              -------------
                    TOTAL INVESTMENTS --
                      (cost: $292,091,886)                           101.2%                                    360,415,875
                    Liabilities in excess of other assets --          (1.2)                                     (4,197,836)
                                                                     ------                                  -------------
                    NET ASSETS --                                    100.0%                                   $356,218,039
                                                                     =====                                   =============


              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR - American Depositary Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CONVERTIBLE SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                         CONVERTIBLE BONDS -- 61.4%                            AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 2.5%
                    Retail -- 2.5%
                    Rite Aid zero coupon 2006(1)........................................    $ 1,500,000      $   798,750
                                                                                                             ------------
                    ENERGY -- 2.9%
                    Energy Sources -- 2.9%
                    Pennzoil Co. 6.50% 2003.............................................        750,000          941,250
                                                                                                             ------------
                    FINANCE -- 14.9%
                    Banks -- 4.7%
                    Fifth Third Bancorp. 4.25% 1998.....................................      1,000,000        1,170,000
                    J.G. Summit, Inc. 3.50% 2003*.......................................        470,000          345,450
                    Financial Services -- 3.9%
                    Legg Mason, Inc. 5.25% 2003.........................................        800,000          919,000
                    MBL International Finance Bermuda Trust 3.00% 2002..................        268,000          314,900
                    Insurance -- 6.3%
                    Nac Reinsurance Corp. 5.25% 2002....................................      1,000,000          975,000
                    Royal Insurance Holding Corp. 7.25% 2007............................        500,000        1,015,297
                    Swiss Refinance Bermaud Ltd. 2.00% 2000*............................         35,000           41,497
                                                                                                             ------------
                                                                                                               4,781,144
                                                                                                             ------------
                    HEALTHCARE -- 13.3%
                    Drugs -- 5.2%
                    Alza Corp. zero coupon 2014(1)......................................      1,500,000          611,250
                    Sandoz Capital BVI Ltd. 2.00% 2002*.................................      1,110,000        1,048,950
                    Health Services -- 4.9%
                    Beverly Enterprises Inc. 5.50% 2018.................................        800,000          756,000
                    Pharmaceutical Marketing Services 6.25% 2003*.......................        880,000          809,600
                    Medical Products -- 3.2%
                    McKesson Corp. 4.50% 2004...........................................      1,100,000        1,035,375
                                                                                                             ------------
                                                                                                               4,261,175
                                                                                                             ------------
                    INDUSTRIAL & COMMERCIAL -- 3.3%
                    Business Services -- 3.3%
                    Fisher Scientific International Co., Inc. 4.75% 2003(2).............      1,000,000        1,065,000
                                                                                                             ------------
                    INFORMATION & ENTERTAINMENT -- 6.6%
                    Broadcasting & Media -- 6.6%
                    Comcast Corp. 1.13% 2007............................................      1,000,000          507,500
                    International Cabletel, Inc. 7.25% 2005*............................        225,000          241,875
                    LDDS Communications, Inc. 5.00% 2003................................        600,000          633,000
                    Scandinavian Broadcasting Systems 7.25% 2005........................        700,000          715,750
                                                                                                             ------------
                                                                                                               2,098,125
                                                                                                             ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                       CONVERTIBLE BONDS (continued)                           AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 6.3%
                    Communication Equipment -- 2.7%
                    General Instrument Corp. 5.00% 2000.................................    $   800,000      $   879,000
                    Software -- 3.6%
                    First Financial Management Corp. 5.00% 1999.........................        450,000          718,650
                    Spectrum Holobyte, Inc. 6.50% 2002*.................................        575,000          418,313
                                                                                                             ------------
                                                                                                               2,015,963
                                                                                                             ------------
                    MATERIALS -- 4.3%
                    Chemicals -- 2.7%
                    RPM, Inc. zero coupon 2012..........................................      2,000,000          857,500
                    Forest Products -- 1.6%
                    Cemex SA 4.25% 1997*................................................        600,000          505,500
                                                                                                             ------------
                                                                                                               1,363,000
                                                                                                             ------------
                    REAL ESTATE -- 3.9%
                    Real Estate Companies -- 2.4%
                    Hong Kong Land Co. 4.00% 2001.......................................        500,000          421,250
                    Liberty Property Ltd. 8.00% 2001....................................        350,000          359,625
                    Real Estate Investment Trusts -- 1.5%
                    IRT Property Co. 7.30% 2003.........................................        500,000          475,000
                                                                                                             ------------
                                                                                                               1,255,875
                                                                                                             ------------
                    SERVICES -- 3.4%
                    Transportation -- 3.4%
                    AMR Corp. 6.13% 2024................................................      1,050,000        1,086,750
                                                                                                             ------------
                    TOTAL CONVERTIBLE BONDS (cost: $19,660,377).........................                      19,667,032
                                                                                                             ------------

                                    CONVERTIBLE PREFERRED STOCK -- 35.5%                       SHARES
                    -----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 2.7%
                    Automotive -- 2.7%
                    General Motors Corp., Series C $3.25................................         12,000          879,000
                                                                                                             ------------
                    CONSUMER STAPLES -- 1.0%
                    Food, Beverage & Tobacco -- 1.0%
                    RJR Nabisco Holdings, Series C 9.25%................................         50,000          318,750
                                                                                                             ------------
                    ENERGY -- 8.6%
                    Energy Services -- 2.5%
                    Occidental Petroleum Corp. $3.88*...................................         15,000          817,500
                    Energy Sources -- 6.1%
                    Ashland Oil Co. $3.13...............................................         17,600        1,036,200
                    Unocal Corp. 7.00%*.................................................         17,000          907,375
                                                                                                             ------------
                                                                                                               2,761,075
                                                                                                             ------------
                    FINANCE -- 14.2%
                    Banks -- 3.7%
                    Ahmanson (H.F.) & Co. 6.00%.........................................         20,000        1,182,500

---------------------

                                  CONVERTIBLE PREFERRED STOCK (continued)                      SHARES           VALUE
                    -----------------------------------------------------------------------------------------------------

                    FINANCE (continued)
                    Insurance -- 10.5%
                    Allstate Corp. 6.76%................................................         20,000      $   820,000
                    Conseco, Inc. 6.50%.................................................         10,000          530,000
                    Jefferson Pilot Corp. 7.25%.........................................         13,000          950,625
                    Kemper Corp., Series E 5.75%*.......................................         20,000        1,052,500
                                                                                                             ------------
                                                                                                               4,535,625
                                                                                                             ------------
                    HEALTHCARE -- 1.2%
                    Medical Products -- 1.2%
                    US Surgical Corp. 9.76%.............................................         15,000          378,750
                                                                                                             ------------
                    INDUSTRIAL & COMMERCIAL -- 1.5%
                    Transportation -- 1.5%
                    Continental Airlines Finance Trust 8.50%(3)*........................          9,000          481,500
                                                                                                             ------------
                    INFORMATION & ENTERTAINMENT -- 2.6%
                    Broadcasting & Media -- 2.6%
                    Cablevision Systems Corp., Series I 8.50%...........................         30,000          817,500
                                                                                                             ------------
                    REAL ESTATE -- 3.7%
                    Real Estate Investment Trusts -- 3.7%
                    Security Capital Pacific Trust, Series A 7.00%......................         48,000        1,176,000
                                                                                                             ------------
                    TOTAL CONVERTIBLE PREFERRED STOCK (cost: $10,798,080)...............                      11,348,200
                                                                                                             ------------
                    TOTAL INVESTMENT SECURITIES (cost: $30,458,457).....................                      31,015,232
                                                                                                             ------------
                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 5.2%                           AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $1,665,000)................................................    $ 1,665,000        1,665,000
                                                                                                             ------------
                    TOTAL INVESTMENTS --
                      (cost: $32,123,457)                                         102.1%                      32,680,232
                    Liabilities in excess of other assets --                       (2.1)                        (671,959)
                                                                                  ------                     ------------
                    NET ASSETS --                                                 100.0%                      $32,008,273
                                                                                  ======                     =============



              -----------------------------

              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
              (2) Security will convert to 6.75% beginning 3/01/96
              (3) Fair Valued Security; see Note 2

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 90.2%                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    ARGENTINA -- 0.4%
                    Buenos Aires Embotelladora SA ADR (Consumer Staples)+...............         6,000      $   123,750
                    Telefonica de Argentina SA ADR (Utilities)..........................         4,000          109,000
                                                                                                            ------------
                                                                                                                232,750
                                                                                                            ------------
                    AUSTRALIA -- 4.4%
                    Advance Bank (Australia) (Finance)..................................        21,807          174,728
                    Amcor Ltd. (Materials)..............................................        93,964          663,489
                    Australia & New Zealand Bank Group (Finance)........................        81,693          383,145
                    Broken Hill Proprietary Ltd. ADR (Materials)........................        46,600          658,094
                    National Australia Bank Ltd. (Finance)..............................        45,183          406,358
                    Qantas Airways Ltd. ADR (Information & Entertainment)*..............         5,600           93,310
                                                                                                            ------------
                                                                                                              2,379,124
                                                                                                            ------------
                    AUSTRIA -- 0.8%
                    EVN Energie-Versorgung Niederoesterreich AG (Utilities).............         2,900          398,522
                                                                                                            ------------
                    BELGIUM -- 0.7%
                    Delhaize Le Lion SA (Consumer Discretionary)........................         9,000          373,089
                                                                                                            ------------
                    BRAZIL -- 0.2%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities)......         9,000          121,768
                                                                                                            ------------
                    CANADA -- 1.5%
                    Canadian Pacific Ltd. (Industrial & Commercial)*....................        45,000          815,625
                                                                                                            ------------
                    CHILE -- 0.3%
                    Compania de Telefonos Chile SA ADR (Utilities)......................         2,000          165,750
                                                                                                            ------------
                    DENMARK -- 1.6%
                    Tele Danmark A/S ADR (Utilities)....................................        26,000          718,250
                    Unidanmark A/S (Finance)............................................         2,500          123,818
                                                                                                            ------------
                                                                                                                842,068
                                                                                                            ------------
                    FINLAND -- 1.2%
                    Metsa-Serla Oy (Materials)..........................................         5,000          154,044
                    Nokia Corp. ADR (Information Technology)............................         9,000          349,875
                    Unitas Ltd. (Finance)...............................................        58,600          148,205
                                                                                                            ------------
                                                                                                                652,124
                                                                                                            ------------
                    FRANCE -- 6.2%
                    Banque Nationale de Paris (Finance).................................         3,000          135,328
                    Canal Plus SA (Information & Entertainment).........................           400           74,985
                    Cie de St. Gobain (Materials).......................................         4,797          523,095
                    Euro RSCG Worldwide SA (Information & Entertainment)................         3,470          283,439
                    Groupe Danone (Consumer Staples)....................................         2,033          335,443
                    Renault SA (Consumer Discretionary).................................        16,600          477,966
                    Rhone Poulenc SA, Series A (Healthcare).............................         6,000          128,528

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Societe Generale (Finance)..........................................         3,240      $   400,286
                    Technip SA (Industrial & Commercial)................................         4,100          282,152
                    Total SA, Series B (Energy).........................................         9,782          660,190
                                                                                                            ------------
                                                                                                              3,301,412
                                                                                                            ------------
                    GERMANY -- 3.9%
                    Bayer AG (Healthcare)...............................................         2,600          686,023
                    Daimler-Benz AG (Consumer Discretionary)............................           300          150,993
                    Degussa AG (Industrial & Commercial)................................           200           66,644
                    Deutsche Bank AG (Finance)..........................................         6,500          307,985
                    Mannesmann AG (Industrial & Commercial).............................         1,300          413,880
                    VEBA AG (Utilities).................................................        11,000          466,992
                                                                                                            ------------
                                                                                                              2,092,517
                                                                                                            ------------
                    HONG KONG -- 4.0%
                    Hong Kong Telecommunications, Ltd. (Utilities)......................       240,362          428,968
                    Hutchison Whampoa Ltd. (Real Estate)................................       130,000          791,852
                    Sun Hung Kai Properties Ltd. (Real Estate)..........................        20,000          163,595
                    Swire Pacific Ltd., Class A (Real Estate)...........................       100,000          775,946
                                                                                                            ------------
                                                                                                              2,160,361
                                                                                                            ------------
                    INDIA -- 0.4%
                    ITC Ltd. GDR (Consumer Staples)*....................................        20,000          142,758
                    Reliance Industries GDS (Materials)*................................         5,000           70,000
                                                                                                            ------------
                                                                                                                212,758
                                                                                                            ------------
                    INDONESIA -- 0.4%
                    PT Jaya Real Property (Real Estate)*................................        57,000          154,559
                    PT Semen Gresik (Materials)*........................................        19,000           53,182
                                                                                                            ------------
                                                                                                                207,741
                                                                                                            ------------
                    ITALY -- 1.6%
                    Banca Commerciale Italiana S.p.A. (Finance).........................       110,000          234,805
                    STET (Utilities)....................................................       224,000          633,300
                                                                                                            ------------
                                                                                                                868,105
                                                                                                            ------------
                    JAPAN -- 25.7%
                    Chichibu Onoda Cement Co., Ltd. (Materials).........................       120,000          640,387
                    Chugai Pharmaceutical Co., Ltd. (Healthcare)........................        12,000          114,944
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial).............        30,000          508,475
                    Home Wide Corp. (Consumer Discretionary)............................        11,000          129,976
                    Ito-Yokado Co., Ltd. (Consumer Discretionary).......................        10,000          615,981
                    Kawasaki Heavy Industries Ltd. (Industrial & Commercial)............        82,000          377,240
                    Keio Teito Electric Railway Co., Ltd. (Consumer Discretionary)......        19,000          110,596
                    Kyocera Corp. (Information Technology)..............................         3,000          222,857
                    Kyoritsu Air Technology (Industrial & Commercial)...................         7,000           75,932
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)...................         6,000          373,075
                    Minebea Co., Ltd. (Information Technology)..........................        52,000          436,145
                    Mitsubishi Bank Ltd. (Finance)......................................        13,000          305,956
                    Mitsubishi Corp. (Industrial & Commercial)..........................        48,000          590,412
                    Mitsui Petrochemical (Materials)....................................        40,000          327,361
                    Murata Manufacturing Co. (Information Technology)...................         8,000          294,431
                    Nihon Jumbo Co., Ltd. (Materials)...................................         6,000          209,782
                    Nippon Express Co., Ltd. (Industrial & Commercial)..................        20,000          192,542
                    Nippon Telegraph & Telecommunications Corp. (Information &
                      Entertainment)....................................................            51          412,446
                    NKK Corp. (Materials)...............................................        89,000          239,632
                    Nomura Securities International, Inc. (Finance).....................        29,000          631,961
                    Orix Corp. (Industrial & Commercial)................................        10,000          411,622

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Riso Kagaku Corp. (Information Technology)..........................         2,000      $   168,717
                    Sakura Bank Ltd. (Finance)..........................................        30,000          380,630
                    Sankyo Co., Ltd. (Healthcare).......................................        33,000          741,501
                    Sanwa Bank Ltd. (Finance)...........................................         8,000          162,712
                    Sanyo Shinpan Finance Co. (Finance).................................         8,500          699,758
                    Secom Co. (Industrial & Commercial).................................        10,000          695,400
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)...............         7,000          493,559
                    Shimamura Co. (Consumer Discretionary)..............................        17,000          656,949
                    Shohkoh Fund & Co. (Finance)........................................         1,000          187,894
                    Showa Corp. (Consumer Discretionary)................................        21,000          160,881
                    Sony Corp. (Information & Entertainment)............................         9,000          539,564
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)...............        88,000          622,179
                    Sumitomo Trust & Banking Co., Ltd. (Finance)........................        10,000          141,404
                    Toda Construction Co. (Industrial & Commercial).....................        12,000          104,019
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)...................        50,000          653,753
                    Tsutsumi Jewelry Co. (Consumer Discretionary).......................         2,400          120,174
                                                                                                            ------------
                                                                                                             13,750,847
                                                                                                            ------------
                    MALAYSIA -- 1.7%
                    Resorts World Bhd (Information & Entertainment).....................        73,000          390,913
                    Sime Darby Bhd (Industrial & Commercial)............................       198,000          526,243
                                                                                                            ------------
                                                                                                                917,156
                                                                                                            ------------
                    MEXICO -- 0.9%
                    Cemex SA (Materials)................................................        10,000           33,053
                    Fomento Economico Mexicano SA de CV, Series B (Consumer Staples)....        19,000           42,704
                    Grupo Carso SA de CV, Series A (Consumer Staples)...................        22,000          118,626
                    Kimberly-Clark Corp., Series A (Materials)..........................        15,000          226,312
                    Transportacion Maritima Mexicana SA de CV ADR (Industrial &
                      Commercial).......................................................        10,900           81,750
                                                                                                            ------------
                                                                                                                502,445
                                                                                                            ------------
                    NETHERLANDS -- 4.9%
                    Elsevier NV (Information & Entertainment)...........................        35,000          466,754
                    Internationale Nederlanden Groep NV (Finance).......................        13,906          928,973
                    Unilever NV (Consumer Staples)......................................         5,200          730,728
                    Vendex International NV (Consumer Discretionary)....................        16,000          475,603
                                                                                                            ------------
                                                                                                              2,602,058
                                                                                                            ------------
                    NEW ZEALAND -- 1.9%
                    Air New Zealand Ltd. (Information & Entertainment)..................        36,053          122,565
                    Brierley Investments Ltd. (Finance).................................       643,000          508,649
                    Carter Holt Harvey Ltd. (Materials).................................       189,000          407,754
                                                                                                            ------------
                                                                                                              1,038,968
                                                                                                            ------------
                    NORWAY -- 3.7%
                    Christiania Bank Og Kreditkasse (Finance)*..........................        96,800          226,179
                    Kvaerner AS (Industrial & Commercial)...............................        15,000          530,462
                    Orkla AS (Consumer Staples).........................................        12,000          596,770
                    Saga Petroleum (Energy).............................................        47,000          627,003
                                                                                                            ------------
                                                                                                              1,980,414
                                                                                                            ------------
                    PHILIPPINES -- 0.4%
                    Philippine National Bank (Finance)..................................        18,460          204,095
                                                                                                            ------------
                    PORTUGAL -- 0.7%
                    Portugal Telecom SA ADR (Utilities).................................        19,800          376,200
                                                                                                            ------------

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 3.5%
                    Development Bank of Singapore (Finance).............................        46,250      $   575,469
                    Keppel Corp. Ltd. (Industrial & Commercial).........................        76,000          676,988
                    Overseas Chinese Banking Corp. Ltd. (Finance).......................        35,000          437,964
                    United Overseas Bank Ltd. (Finance).................................        20,000          192,294
                                                                                                            ------------
                                                                                                              1,882,715
                                                                                                            ------------
                    SPAIN -- 4.8%
                    Acerinox SA (Materials).............................................         1,250          126,443
                    Banco Bilbao Vizcaya (Finance)......................................        21,000          756,554
                    Empresa Nacional de Electricidad ADR (Utilities)....................         4,500          257,625
                    Iberdrola SA (Utilities)............................................        70,000          640,560
                    Repsol SA ADR (Energy)..............................................        20,000          657,500
                    Telefonica de Espana SA (Utilities).................................        10,000          138,500
                                                                                                            ------------
                                                                                                              2,577,182
                                                                                                            ------------
                    SWEDEN -- 1.2%
                    Avesta Sheffield (Materials)........................................        26,700          235,244
                    BT Industries AB (Industrial & Commercial)*.........................        19,100          209,995
                    Stora Kopparbergs, Series A (Materials).............................        18,000          211,455
                                                                                                            ------------
                                                                                                                656,694
                                                                                                            ------------
                    SWITZERLAND -- 3.8%
                    Ciba-Geigy AG (Healthcare)..........................................           850          747,941
                    Nestle SA (Consumer Staples)........................................         1,050        1,161,508
                    Sulzer AG (Healthcare)..............................................           280          149,285
                                                                                                            ------------
                                                                                                              2,058,734
                                                                                                            ------------
                    THAILAND -- 0.6%
                    Bangkok Bank Public Co., Ltd. (Finance).............................         6,000           72,886
                    Bangkok Metropolitan Bank PCL (Finance).............................       103,000           96,090
                    Siam Commercial Bank Public Co., Ltd. (Finance).....................        10,000          131,798
                                                                                                            ------------
                                                                                                                300,774
                                                                                                            ------------
                    UNITED KINGDOM -- 8.8%
                    Bass PLC (Consumer Staples).........................................        39,500          440,763
                    BET PLC (Industrial & Commercial)...................................       513,000        1,011,819
                    Body Shop International PLC (The) (Consumer Staples)................        58,000          137,816
                    British Steel PLC (Materials).......................................       135,000          341,221
                    British Telecommunications PLC (Utilities)..........................       102,000          559,186
                    Northern Foods PLC (Consumer Staples)...............................        38,000          102,097
                    PowerGen PLC (Utilities)............................................        24,293          200,712
                    Rank Organisation PLC (Information & Entertainment).................        80,000          578,972
                    Royal Insurance Holdings PLC (Finance)..............................        80,000          473,987
                    Tomkins PLC (Consumer Staples)......................................        80,000          349,744
                    Vodafone Group PLC (Information & Entertainment)....................       140,000          502,252
                                                                                                            ------------
                                                                                                              4,698,569
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost: $44,213,711)..............................                     48,370,565
                                                                                                            ------------

                                          PREFERRED STOCK -- 0.3%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.3%
                    Brasmotor SA (Consumer Discretionary)...............................       240,000           47,654
                    Centrais Eletricas Brasileiras SA-Electrobras, Series B
                      (Utilities).......................................................       350,000           94,702
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost: $145,329)..............................                        142,356
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $44,359,040).....................                     48,512,921
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                       SHORT-TERM SECURITIES -- 0.9%                          AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    United States Treasury Bills 5.18% due 3/21/96 @ (cost: $494,244)...    $  500,000      $   494,328
                                                                                                            ------------

                                        REPURCHASE AGREEMENT -- 8.3%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement @ (See Note 3)
                      (cost: $4,450,000)................................................     4,450,000        4,450,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost: $49,303,284)                            99.7%                                   53,457,249
                    Other assets less liabilities --                  0.3                                       152,214
                                                                   ------                                   ------------
                    NET ASSETS --                                   100.0%                                  $53,609,463
                                                                   ======                                   =============

              -----------------------------

              +  Non-income producing securities
              *  Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              GDR - Global Depositary Receipts
              GDS - Global Depositary Shares
              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------

                                                                                                            UNREALIZED
                    NUMBER OF                                            EXPIRATION       VALUE AS OF      APPRECIATION/
                    CONTRACTS                DESCRIPTION                    DATE       DECEMBER 31, 1995   (DEPRECIATION)
                    ----------------------------------------------------------------------------------------------------
                      3 Long    Deutsche Terminboerse Dax Stock Index
                                  Future..............................  March 1996         $ 477,573          $  (972)
                      8 Long    Hang Seng Index Future -- Hong Kong
                                  Futures.............................  January 1996         524,558           10,657
                     47 Long    IBEX 35 Future -- Mercado de Opciones
                                  y Futures Financieras...............  January 1996         141,099            3,874
                     50 Long    IBEX 35 Future -- Mercado de Opciones
                                  y Futures Financieras...............  January 1996         150,105            4,039
                     50 Long    IBEX 35 Future -- Mercado de Opciones
                                  y Futures Financieras...............  January 1996         150,105            3,998
                      4 Long    Tokyo Stock Exchange Topix Future.....  March 1996           610,334           13,380
                      4 Long    Ft-Se 100 Stock Index Future -- London
                                  International Financial Futures &
                                  Options Exchange....................  March 1996           574,928            6,639
                     10 Long    Marche A Terme International de France
                                  CAC 40 Stock Index Future...........  March 1996           773,131            5,214
                      7 Long    All ordinaries share price Stock Index
                                  Future -- Sydney Futures Exchange...  March 1996           290,567           (1,094)
                      3 Long    Toronto 35 Index Future -- Toronto
                                  Futures Exchange....................  March 1996           275,277           (1,509)
                                                                                                           -------------
                                 Net Unrealized Appreciation............................................      $44,226
                                                                                                           ==============

---------------------

                    FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995
                    ----------------------------------------------------------------

                        CONTRACT                  IN              DELIVERY     GROSS UNREALIZED
                       TO DELIVER            EXCHANGE FOR           DATE         APPRECIATION
                    ---------------------------------------------------------------------------
                    USD      290,000      AUD        395,149       3/29/96        $    2,426
                    USD      270,000      CAD        369,846       3/29/96               800
                    USD      470,000      DEM        679,338       3/29/96             5,710
                    USD      420,000      ESP     52,416,000       3/29/96             8,253
                    USD      730,000      FRF      3,645,401       3/29/96            15,504
                    USD      560,000      GBP        368,227       3/29/96            10,638
                                                                               ----------------
                                                                                      43,331
                                                                               ----------------

                                                                               GROSS UNREALIZED
                                                                                 DEPRECIATION
                    ---------------------------------------------------------------------------
                    FRF    4,890,400     USD       1,000,000      5/10/96        $     (355)
                    USD      600,000     JPY      59,814,000      3/29/96           (13,171)
                    NLG      962,070     USD         600,000      3/27/96            (2,590)
                    CHF      918,560     USD         800,000      3/27/96            (3,704)
                                                                               ----------------
                                                                                     (19,820)
                                                                               ----------------
                             Net Appreciation.............................        $   23,511
                                                                               ==============
                    AUD  -- Australian Dollar
                    CAD  -- Canadian Dollar
                    CHF  -- Swiss Franc
                    DEM -- Deutsche Mark
                    ESP  -- Spanish Peseta
                    FRF  -- French Franc
                    GBP  -- Pound Sterling
                    JPY  -- Japanese Yen
                    NLG  -- Netherlands Guilder
                    USD  -- United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 95.6%                               SHARES           VALUE
                    -----------------------------------------------------------------------------------------------------

                    ENERGY -- 26.1%
                    Energy Sources -- 26.1%
                    Amerada Hess Corp. .................................................         17,390      $   921,670
                    Amoco Corp. ........................................................          9,000          646,875
                    Anadarko Petroleum Corp. ...........................................         10,000          541,250
                    Anderson Exploration Ltd. ..........................................         32,844          336,738
                    Barrett Resources Corp.+............................................         20,000          587,500
                    Canadian Natural Resources Ltd. ADR.................................         30,000          436,653
                    Enron Oil And Gas Co. ..............................................          9,600          230,400
                    Exxon Corp. ........................................................         10,000          801,250
                    Northstar Energy Corp. .............................................         30,000          310,326
                    PanCanadian Petroleum Ltd. ADR......................................         20,000          768,949
                    Poco Petroleum Ltd. ADR+............................................         40,000          296,595
                    Santa Fe Energy Resources, Inc. ....................................         30,000          288,750
                    Talisman Energy, Inc. ..............................................         27,000          546,228
                    Unocal Corp. .......................................................         29,020          845,208
                                                                                                             ------------
                                                                                                               7,558,392
                                                                                                             ------------
                    INDUSTRIAL & COMMERCIAL -- 1.9%
                    Transportation -- 1.9%
                    Canadian Pacific Ltd. ADR...........................................         30,000          543,750
                                                                                                             ------------
                    MATERIALS -- 67.6%
                    Forest Products -- 18.4%
                    Boise Cascade Corp. ................................................         28,500          986,812
                    Bowater, Inc. ......................................................          7,000          248,500
                    International Paper Co. ............................................         20,000          757,500
                    Longview Fibre Co. .................................................         30,000          487,500
                    Rayonier, Inc. .....................................................         10,000          333,750
                    Temple-Inland, Inc. ................................................         14,500          639,813
                    Weyerhaeuser Co. ...................................................         30,000        1,297,500
                    Willamette Industries, Inc. ........................................         10,000          562,500
                    Metals & Minerals -- 49.2%
                    Agnico Eagle Mines Ltd. ............................................         16,000          202,000
                    Alcan Aluminum Ltd. ................................................         20,000          622,500
                    Alcan Australia.....................................................        144,000          353,204
                    Algoma Steel, Inc. .................................................        170,000          637,500
                    Alumax, Inc.+.......................................................          9,200          281,750
                    Aluminum Co. of America.............................................         13,600          719,100
                    Barrick Gold Corp. .................................................         29,800          785,975
                    Carbide/Graphite Group, Inc.+.......................................         21,100          303,313
                    Commonwealth Aluminum Corp. ........................................          3,550           55,025
                    Dominion Mining Ltd. ADR............................................        698,400          142,753
                    Easco, Inc. ........................................................         59,000          508,875
                    Freeport McMoRan Copper & Gold, Inc. ...............................         36,700        1,027,600
                    Hecla Mining Co. ...................................................         17,300          118,938
                    Homestake Mining Co. ...............................................         19,685          307,578
                    J & L Specialty Steel, Inc. ........................................         23,600          442,500

---------------------

                                          COMMON STOCK (continued)                             SHARES           VALUE
                    -----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    Newcrest Mining Ltd. ADR............................................         93,148      $   391,867
                    Newmont Gold Co. ...................................................         22,600          988,750
                    Newmont Mining Corp. ...............................................         10,150          459,287
                    Noranda, Inc. ......................................................         30,000          615,159
                    North Flinders Mines Ltd. ..........................................         66,400          370,644
                    Pegasus Gold, Inc. .................................................         10,000          138,750
                    Phelps Dodge Corp. .................................................         12,000          747,000
                    Placer Dome, Inc. ..................................................         20,000          482,500
                    Poseidon Gold Ltd. ADR..............................................        157,405          313,546
                    RTZ Corp. PLC.......................................................         20,000          290,728
                    Santa Fe Pacific Gold Corp. ........................................         64,000          776,000
                    Sons of Gwalia Ltd. ADR.............................................        133,000          731,530
                    Usinor Sacilor......................................................         31,100          411,216
                    Western Mining Corp. Holdings Ltd. ADS..............................        160,000        1,027,501
                                                                                                             ------------
                                                                                                              19,566,964
                                                                                                             ------------
                    TOTAL INVESTMENT SECURITIES (cost: $23,834,314).....................                      27,669,106
                                                                                                             ------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 7.9%                           AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $2,275,000)................................................    $ 2,275,000        2,275,000
                                                                                                             ------------
                    TOTAL INVESTMENTS  --
                      (cost: $26,109,314)                             103.5%                                  29,944,106
                    Liabilities in excess of other assets --           (3.5)                                  (1,002,735)
                                                                      -----                                 ------------
                    NET ASSETS --                                     100.0%                                 $28,941,371
                                                                      =====                                =============


              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts
              ADS - American Depositary Shares

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    TARGET '98 PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 98.2%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    FINANCE -- 13.6%
                    American General Corp. 9.70% 1998...................................    $  250,000      $   269,535
                    Household Finance Corp. 9.80% 1998..................................       250,000          271,127
                    International Lease Finance Corp. 7.50% 1999........................       250,000          262,343
                    Japan Financial Corp. 9.25% 1998....................................       300,000          327,054
                    Morgan (J.P.) & Co., Inc. zero coupon 1998..........................       450,000          396,040
                    United Virginia Bankshares, Inc. 8.63% 1998.........................       200,000          211,846
                                                                                                            ------------
                                                                                                              1,737,945
                                                                                                            ------------
                    SUPRANATIONALS -- 3.8%
                    International Bank for Reconstruction & Development zero coupon
                      1998..............................................................       550,000          485,239
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 74.8%
                    Federal Judiciary Office Building zero coupon 1998..................     1,000,000          870,160
                    Federal National Mortgage Association zero coupon 1998..............     2,000,000        1,737,298
                    Government Trust Certificates Series 3D zero coupon 1998............     1,500,000        1,287,525
                    Government Trust Certificates Series T zero coupon 1998.............     2,600,000        2,231,710
                    Tennessee Valley Authority zero coupon 1998.........................     1,000,000          846,960
                    Treasury Investment Growth Receipts zero coupon 1998................     1,000,000          861,040
                    United States Treasury Note Strip zero coupon 1998..................       500,000          430,880
                    United States Treasury Note Strip Prior zero coupon 1998............     1,500,000        1,292,460
                                                                                                            ------------
                                                                                                              9,558,033
                                                                                                            ------------
                    UTILITIES -- 6.0%
                    Michigan Bell Telephone Co. 9.25% 1998..............................       300,000          328,476
                    Quebec Hydroelectric 9.55% 1998.....................................       100,000          106,867
                    Virginia Electric & Power Co. 9.38% 1998............................       300,000          325,068
                                                                                                            ------------
                                                                                                                760,411
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $11,855,719).....................                     12,541,628
                                                                                                            ------------
                                        REPURCHASE AGREEMENT -- 1.7%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $225,000)..................................................       225,000          225,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost: $12,080,719)                                         99.9%                      12,766,628
                    Other assets less liabilities --                               0.1                            7,557
                                                                                 ------                    ------------
                    NET ASSETS --                                                100.0%                    $12,774,185
                                                                                =======                    =============

                      See Notes to Financial Statements

---------------------

                           (INTENTIONALLY LEFT BLANK)

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                     MONEY      GOVERNMENT &      FIXED
                                                                    MARKET      QUALITY BOND     INCOME         GROWTH
                                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities at value*.............................  $        --   $201,795,749   $27,335,947   $305,109,809
    Short-term securities*......................................   90,289,341             --            --             --
    Repurchase agreements*......................................           --     36,575,000       145,000      3,325,000
    Cash........................................................        1,745          2,034         4,149             --
    Foreign currency............................................           --             --            --             --
    Receivables for --
      Sales of investments......................................    3,047,073             --     2,504,538        607,171
      Fund shares sold..........................................      483,735        298,309        18,364         59,977
      Dividends and interest....................................      121,994      2,266,766       518,310        359,079
      Variation margin on future contracts......................           --             --            --             --
    Receivable for foreign currency contracts sold..............           --             --            --             --
    Prepaid expenses............................................       17,817         39,845         8,231         36,607
    Unrealized appreciation of foreign currency contracts.......           --             --            --             --
                                                                  --------------------------------------------------------
             Total assets.......................................   93,961,705    240,977,703    30,534,539    309,497,643
                                                                  --------------------------------------------------------
    LIABILITIES:
    Payables for --
      Purchases of investments..................................           --     15,046,042     2,501,302        844,335
      Fund shares redeemed......................................      183,824        126,389        22,292        223,889
      Management fees...........................................       40,317        118,448        14,717        190,721
      Foreign currency contracts................................           --             --            --             --
      Due to custodian bank.....................................           --             --            --        236,579
    Other accrued expenses......................................       45,881        108,096        21,426        144,675
    Unrealized depreciation of foreign currency contracts.......           --             --            --             --
                                                                  --------------------------------------------------------
             Total liabilities..................................      270,022     15,398,975     2,559,737      1,640,199
                                                                  --------------------------------------------------------
    NET ASSETS:.................................................  $93,691,683   $225,578,728   $27,974,802   $307,857,444
                                                                  ========================================================
    Shares of beneficial interest outstanding (unlimited shares
      authorized)...............................................   93,691,683     15,853,025     1,976,278     15,804,750
    Net asset value per share...................................  $      1.00    $     14.23    $    14.16    $     19.48
                                                                  ========================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in.............................................  $93,691,683   $204,166,066   $27,090,425   $237,393,719
    Accumulated undistributed net investment income (loss)......          721     14,101,885     1,886,024      1,525,191
    Accumulated undistributed net realized gain (loss) on
      investments, futures contracts and options contracts......         (721)       450,358    (2,612,922)    13,868,992
    Unrealized appreciation of investments and short-term
      securities................................................           --      6,860,419     1,611,275     55,069,542
    Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................           --             --            --             --
    Unrealized appreciation on futures contracts................           --             --            --             --
                                                                  -------------------------------------------------------
                                                                  $93,691,683   $225,578,728   $27,974,802   $307,857,444
                                                                  =======================================================
    ---------------
    *Cost
     Investment securities......................................  $        --   $194,935,330   $25,724,672   $250,040,267
                                                                  =======================================================
     Short-term securities and repurchase agreements............  $90,289,341    $36,575,000    $  145,000    $ 3,325,000
                                                                  =======================================================

    See Notes to Financial Statements

---------------------

                      STRATEGIC                     CAPITAL      CONVERTIBLE     FOREIGN       NATURAL
       HIGH YIELD    MULTI-ASSET   MULTI-ASSET    APPRECIATION   SECURITIES    SECURITIES     RESOURCES    TARGET '98
       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
      ----------------------------------------------------------------------------------------------------------------
      $43,368,315   $61,634,388   $156,475,287   $327,989,950   $31,015,232   $48,512,921   $27,669,106   $12,541,628
               --            --             --        790,925            --       494,328            --            --
        2,340,000     2,135,000     16,315,000     31,635,000     1,665,000     4,450,000     2,275,000       225,000
              184         1,689            936             --         3,256         1,131         2,724         4,736
               --           730             --             --            --            23            --            --
          129,270        67,268             --             --            --        97,162            --            --
              254         3,120         15,024        220,264         1,228        45,827        33,598           734
        1,048,127       390,043        739,347         72,627       308,086       225,338        33,634        32,126
               --            --             --             --            --         3,400            --            --
               --       135,908             --      1,059,813            --       154,966       401,392            --
            8,578        13,165         27,170          8,233         3,079         3,602         1,538           674
               --            --             --             --            --        43,331            --            --
      ----------------------------------------------------------------------------------------------------------------
       46,894,728    64,381,311    173,572,764    361,776,812    32,995,881    54,032,029    30,416,992    12,804,898
      ----------------------------------------------------------------------------------------------------------------
               --        95,357      5,015,347      3,224,337       894,442        58,395       998,066            --
           16,636        14,417        102,490        859,051        47,103        85,031        32,380         6,954
           27,775        54,332        142,913        204,116        19,311        40,644        18,184         6,770
               --       135,825             --      1,058,157            --       155,523       400,393            --
               --            --             --         53,512            --            --            --            --
           33,579        55,378         69,206        159,600        26,752        63,153        26,598        16,989
               --           142             --             --            --        19,820            --            --
      ----------------------------------------------------------------------------------------------------------------
           77,990       355,451      5,329,956      5,558,773       987,608       422,566     1,475,621        30,713
      ----------------------------------------------------------------------------------------------------------------
      $46,816,738   $64,025,860   $168,242,808   $356,218,039   $32,008,273   $53,609,463   $28,941,371   $12,774,185
      ======================================================================================================================
        5,618,366     5,435,876     12,901,232     15,340,737     2,665,182     4,537,636     1,914,023     1,010,380
      $      8.33    $    11.78    $     13.04    $     23.22    $    12.01    $    11.81    $    15.12    $    12.64
      ======================================================================================================================
      $55,823,789    $47,268,718   $121,349,884   $270,779,204   $31,187,505   $50,930,931   $24,446,526   $11,139,562
        4,658,768     1,761,777      5,315,320        918,755     1,734,211       738,683       325,546     1,203,164
      (14,710,104)    3,768,451      9,803,919     16,195,459    (1,470,237)   (2,288,863)      334,238      (254,450)
        1,044,285    11,224,958     31,773,693     68,323,989       556,775     4,153,965     3,834,792       685,909
               --         1,956             (8)           632            19        30,521           269            --
               --            --             --             --            --        44,226            --            --
      ----------------------------------------------------------------------------------------------------------------
      $46,816,738   $64,025,860   $168,242,808   $356,218,039   $32,008,273   $53,609,463   $28,941,371   $12,774,185
      ======================================================================================================================
      $42,324,030   $50,409,430   $124,701,594   $259,666,326   $30,458,457   $44,359,040   $23,834,314   $11,855,719
      ======================================================================================================================
      $ 2,340,000    $2,135,000    $16,315,000    $32,425,560    $1,665,000    $4,944,244    $2,275,000    $  225,000
      ======================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                  GOVERNMENT
                                                                                       &
                                                                       MONEY        QUALITY       FIXED
                                                                       MARKET        BOND         INCOME       GROWTH
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Interest.....................................................  $6,871,195   $15,722,556   $2,043,953   $  681,522
      Dividends*...................................................          --            --           --     3,196,331
                                                                     ---------------------------------------------------
             Total income..........................................   6,871,195    15,722,556    2,043,953     3,877,853
                                                                     ---------------------------------------------------
    Expenses:
      Investment management fees...................................     569,193     1,346,394      174,815     2,044,069
      Custodian fees...............................................      41,865        99,995       31,520       112,190
      Audit and tax consulting fees................................      22,695        45,840       12,090        61,440
      Reports to Investors.........................................       5,340        65,125        1,070        87,955
      Trustees' fees...............................................       9,544        17,844        1,239        20,300
      Insurance expense............................................       2,951         5,882          766         6,640
      Legal fees...................................................       1,175         3,020           --         4,325
      Other expenses...............................................       4,363         6,344        1,870         6,388
                                                                     ---------------------------------------------------
             Total expenses........................................     657,126     1,590,444      223,370     2,343,307
                                                                     ---------------------------------------------------
    Net Investment income..........................................   6,214,069    14,132,112    1,820,583     1,534,546
                                                                     ---------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCIES:
    Net realized gain (loss) on investments........................          --     8,288,042      450,299    13,885,804
    Net realized foreign exchange gain (loss) on other assets and
      liabilities..................................................          --            --           --         1,682
    Net realized loss on futures contracts.........................          --            --           --            --
    Change in unrealized appreciation/depreciation of
      investments..................................................          --    16,257,191    2,644,460    48,038,490
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities.......................................          --            --           --            --
    Change in unrealized appreciation/depreciation on futures
      contracts....................................................          --            --           --            --
                                                                     ---------------------------------------------------
    Net realized and unrealized gain on investments and
      foreign currencies...........................................          --    24,545,233    3,094,759    61,925,976
                                                                     ---------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........  $6,214,069   $38,677,345   $4,915,342   $63,460,522
                                                                     ======================================================

---------------
    * Net of foreign withholding taxes of $46,220; $64,926; $14,210; $77,691;
      $185,443; and $13,460 on Growth, Strategic Multi-Asset, Multi-Asset, Capital Appreciation, Foreign Securities and Natural Resources, respectively.

    See Notes to Financial Statements

---------------------

                    STRATEGIC                    CAPITAL     CONVERTIBLE   FOREIGN      NATURAL
      HIGH YIELD   MULTI-ASSET   MULTI-ASSET   APPRECIATION  SECURITIES   SECURITIES   RESOURCES    TARGET '98
      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
      --------------------------------------------------------------------------------------------------------
     $4,933,551    $1,766,450    $5,153,507    $1,954,396   $1,088,553    $ 181,384    $ 105,518    $1,194,014
         44,509       764,239     1,932,926     1,242,798      886,033    1,236,785      484,777           --
      --------------------------------------------------------------------------------------------------------
      4,978,060     2,530,689     7,086,433     3,197,194    1,974,586    1,418,169      590,295     1,194,014
      ---------------------------------------------------------------------------------------------------------
        346,773       640,025     1,671,735     1,992,705      229,671      525,490      195,327        98,847
         47,710       130,500        69,005       114,510       29,665      155,500       38,565        23,025
         15,640        18,360        36,570        70,015       12,695       16,380       12,575         9,540
          1,605         2,490         6,585       104,535        1,605        3,025        8,650           535
          3,881         4,999        13,338        20,914        1,400        4,757        1,551         1,188
          1,219         1,703         4,334         5,948          949        1,965          596           456
             --           640         2,045         3,825           --          961           --            --
            666         2,634         4,892         4,934        2,003        2,640        1,587         1,605
      ---------------------------------------------------------------------------------------------------------
        417,494       801,351     1,808,504     2,317,386      277,988      710,718      258,851       135,196
      ---------------------------------------------------------------------------------------------------------
      4,560,566     1,729,338     5,277,929       879,808    1,696,598      707,451      331,444     1,058,818
      --------------------------------------------------------------------------------------------------------
       (574,848)    3,804,739     9,801,363    16,341,623     (605,935)   3,192,282      765,009       (73,496)
             --        62,813        54,742        45,778         (843)     177,598         (594)           --
             --            --            --       (49,594)          --           --           --            --
      4,437,941     7,569,691    22,147,546    63,564,898    3,911,087    2,451,554    3,011,630     1,322,217
             --       (45,810)           12           639           32     (113,395)         342            --
             --            --            --        96,925           --       44,226           --            --
      ---------------------------------------------------------------------------------------------------------
      3,863,093    11,391,433    32,003,663    80,000,269    3,304,341    5,752,265    3,776,387     1,248,721
      --------------------------------------------------------------------------------------------------------
     $8,423,659   $13,120,771   $37,281,592   $80,880,077   $5,000,939   $6,459,716   $4,107,831    $2,307,539
      =========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                             GOVERNMENT &       FIXED
                                                             MONEY MARKET    QUALITY BOND      INCOME         GROWTH
                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................................  $  6,214,069    $ 14,132,112    $1,820,583    $  1,534,546
    Net realized gain (loss) on investments................            --       8,288,042       450,299      13,885,804
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................            --              --            --           1,682
    Net realized loss on futures contracts.................            --              --            --              --
    Change in unrealized appreciation/depreciation of
      investments..........................................            --      16,257,191     2,644,460      48,038,490
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.........................            --              --            --              --
    Change in unrealized appreciation/depreciation on
      futures contracts....................................            --              --            --              --
                                                             -----------------------------------------------------------
    Net increase in net assets resulting from operations...     6,214,069      38,677,345     4,915,342      63,460,522
                                                             -----------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Dividends from net investment income...................    (6,214,069)    (15,800,000)   (2,175,000)       (600,000)
    Distributions from net realized gains on investments...            --              --            --     (45,075,000)
                                                             -----------------------------------------------------------
    Total Dividends........................................    (6,214,069)    (15,800,000)   (2,175,000)    (45,675,000)
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............................   174,371,348      82,378,525     3,593,837     134,319,676
    Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     6,214,069      15,800,000     2,175,000      45,675,000
    Cost of shares repurchased.............................  (212,898,151)   (128,007,378)   (9,116,475)   (136,071,781)
                                                             -----------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions...........................   (32,312,734)    (29,828,853)   (3,347,638)     43,922,895
                                                             -----------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS................   (32,312,734)     (6,951,508)     (607,296)     61,708,417
    NET ASSETS:
    Beginning of period....................................   126,004,417     232,530,236    28,582,098     246,149,027
                                                             -----------------------------------------------------------
    End of period..........................................  $ 93,691,683    $225,578,728   $27,974,802    $307,857,444
                                                             ===============================================================
    ---------------
    Undistributed net investment income....................  $        721    $ 14,101,885    $1,886,024    $  1,525,191
                                                             ===============================================================
    Shares issued and repurchased:
    Sold...................................................   174,371,348       5,911,036       260,087       6,859,732
    Issued in reinvestment of dividends and
      distributions........................................     6,214,069       1,159,208       160,992       2,382,629
    Repurchased............................................  (212,898,151)     (9,292,985)     (660,807)     (6,977,008)
                                                             -----------------------------------------------------------
    Net increase (decrease)................................   (32,312,734)     (2,222,741)     (239,728)      2,265,353
                                                             ===============================================================

    See Notes to Financial Statements

---------------------

                      STRATEGIC                       CAPITAL      CONVERTIBLE      FOREIGN        NATURAL
       HIGH YIELD    MULTI-ASSET    MULTI-ASSET    APPRECIATION     SECURITIES     SECURITIES     RESOURCES     TARGET '98
       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
      ---------------------------------------------------------------------------------------------------------------------
      $ 4,560,566    $ 1,729,338    $ 5,277,929    $    879,808    $ 1,696,598    $   707,451    $   331,444    $1,058,818
         (574,848)     3,804,739      9,801,363      16,341,623       (605,935)     3,192,282        765,009       (73,496)
               --         62,813         54,742          45,778           (843)       177,598           (594)           --
               --             --             --         (49,594)            --             --             --            --
        4,437,941      7,569,691     22,147,546      63,564,898      3,911,087      2,451,554      3,011,630     1,322,217
               --        (45,810)            12             639             32       (113,395)           342            --
               --             --             --          96,925             --         44,226             --            --
      ---------------------------------------------------------------------------------------------------------------------
        8,423,659     13,120,771     37,281,592      80,880,077      5,000,939      6,459,716      4,107,831     2,307,539
      ---------------------------------------------------------------------------------------------------------------------
       (5,345,000)    (1,125,000)    (5,910,000)     (2,145,000)    (2,059,675)      (279,273)      (365,000)   (1,285,000)
               --     (8,585,000)   (12,550,000)     (2,960,000)    (1,515,325)       (55,727)      (510,000)           --
      ---------------------------------------------------------------------------------------------------------------------
       (5,345,000)    (9,710,000)   (18,460,000)     (5,105,000)    (3,575,000)      (335,000)      (875,000)   (1,285,000)
       29,986,515      4,822,892     20,218,971     288,502,705      4,402,376     31,832,730     27,421,662     1,032,164
        5,345,000      9,710,000     18,460,000       5,105,000      3,575,000        335,000        875,000     1,285,000
      (39,650,684)   (19,275,150)   (53,417,004)   (242,708,947)   (12,390,422)   (53,323,700)   (23,817,885)   (9,759,706)
      ---------------------------------------------------------------------------------------------------------------------
       (4,319,169)    (4,742,258)   (14,738,033)     50,898,758     (4,413,046)   (21,155,970)     4,478,777    (7,442,542)
      ---------------------------------------------------------------------------------------------------------------------
       (1,240,510)    (1,331,487)     4,083,559     126,673,835     (2,987,107)   (15,031,254)     7,711,608    (6,420,003)
       48,057,248     65,357,347    164,159,249     229,544,204     34,995,380     68,640,717     21,229,763    19,194,188
      ---------------------------------------------------------------------------------------------------------------------
      $46,816,738    $64,025,860   $168,242,808    $356,218,039    $32,008,273    $53,609,463    $28,941,371   $12,774,185
      ============================================================================================================================
      $ 4,658,768    $ 1,761,777    $ 5,315,320    $    918,755    $ 1,734,211    $   738,683    $   325,546    $1,203,164
      ============================================================================================================================
        3,623,914        408,481      1,590,143      13,911,588        362,321      2,954,097      1,917,837        80,359
          669,800        853,251      1,463,918         213,867        302,453         29,698         56,379       104,727
       (4,777,982)    (1,615,387)    (4,174,813)    (11,890,507)    (1,026,033)    (4,950,332)    (1,657,363)     (748,356)
      ---------------------------------------------------------------------------------------------------------------------
         (484,268)      (353,655)    (1,120,752)      2,234,948       (361,259)    (1,966,537)       316,853      (563,270)
      ============================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                              GOVERNMENT &
                                                              MONEY MARKET    QUALITY BOND    FIXED INCOME      GROWTH
                                                                PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
    ----------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income (loss)............................. $  5,053,075     $ 16,092,101    $ 2,210,718   $    589,312
    Net realized gain (loss) on investments..................            --      (7,986,242)    (1,301,569)    45,029,897
    Net realized foreign exchange gain (loss) on other assets
      and liabilities........................................            --              --             --         (2,613)
    Net realized loss on futures contracts...................            --              --             --        (60,773)
    Change in unrealized appreciation/depreciation of
      investments............................................            --     (16,641,129)    (2,198,588)   (59,903,478)
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities...........................            --              --             --             --
    Change in unrealized appreciation/depreciation on futures
      contracts..............................................            --              --             --        109,200
                                                              ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations.............................................     5,053,075      (8,535,270)    (1,289,439)   (14,238,455)
                                                              ------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Dividends from net investment income.....................    (5,053,075)    (13,100,000)    (2,700,000)      (651,000)
    Distributions from net realized gains on investments.....            --      (3,391,923)            --    (37,838,174)
                                                              ------------------------------------------------------------
    Total dividends and distributions paid to shareholders...    (5,053,075)    (16,491,923)    (2,700,000)   (38,489,174)
                                                              ------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold................................   322,223,508     129,783,476      7,041,126    114,004,262
    Proceeds from shares issued for reinvestment of dividends
      and distributions......................................     5,053,075      16,491,923      2,700,000     38,489,174
    Cost of shares repurchased...............................  (300,580,693)   (153,377,529)   (18,285,252)  (164,666,850)
                                                              ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions.............................    26,695,890      (7,102,130)    (8,544,126)   (12,173,414)
                                                              ------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS..................    26,695,890     (32,129,323)   (12,533,565)   (64,901,043)
    NET ASSETS:
    Beginning of period......................................    99,308,527     264,659,559     41,115,663    311,050,070
                                                              ------------------------------------------------------------
    End of period............................................ $ 126,004,417   $ 232,530,236   $ 28,582,098   $246,149,027
                                                              ===========================================================
    ---------------
    Undistributed Net Investment Income...................... $          --   $  15,789,649   $  2,166,226   $    588,113
                                                              ===========================================================
    Shares issued and repurchased:
    Sold.....................................................   322,223,508       9,507,500        499,156      5,504,059
    Issued in reinvestment of dividends and distributions....     5,053,075       1,289,439        209,465      2,070,424
    Repurchased..............................................  (300,580,693)    (11,332,089)    (1,320,604)    (7,970,971)
                                                              ------------------------------------------------------------
    Net increase (decrease)..................................    26,695,890        (535,150)      (611,983)      (396,488)
                                                              ============================================================

    See Notes to Financial Statements

---------------------

                    STRATEGIC                       CAPITAL      CONVERTIBLE      FOREIGN        NATURAL
     HIGH YIELD    MULTI-ASSET    MULTI-ASSET    APPRECIATION     SECURITIES     SECURITIES     RESOURCES     TARGET '98
     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
     -------------------------------------------------------------------------------------------------------------------

    $  5,240,121   $  1,306,606   $  5,471,540   $    (204,197)  $  2,001,673   $    795,683   $    359,570   $1,320,838

      (1,823,863)     8,365,992     13,105,843       5,912,034        748,435      6,316,998        340,375       33,190
              --        (23,792)      (113,378)        (30,358)           690        648,570        (23,942)          --
              --        (14,492)       (18,332)       (672,334)            --             --             --           --

      (6,331,551)   (11,630,124)   (22,083,098)    (12,793,677)    (6,810,303)   (11,076,911)    (1,087,698)  (2,240,674)
              --         64,785            364              (7)           283        172,636            (95)          --

              --            150            450          (7,350)            --             --             --           --
      -------------------------------------------------------------------------------------------------------------------

      (2,915,293)    (1,930,875)    (3,636,611)     (7,795,889)    (4,059,222)    (3,143,024)      (411,790)    (886,646)
      -------------------------------------------------------------------------------------------------------------------

      (6,300,000)      (976,000)    (6,102,000)             --     (1,537,000)      (212,000)      (175,000)  (1,650,000)
              --    (11,425,149)   (19,208,777)    (22,323,210)    (3,502,058)            --       (166,804)    (110,379)
      -------------------------------------------------------------------------------------------------------------------
      (6,300,000)   (12,401,149)   (25,310,777)    (22,323,210)    (5,039,058)      (212,000)      (341,804)  (1,760,379)
      -------------------------------------------------------------------------------------------------------------------

      67,332,548      9,928,946     20,436,178     278,365,698     13,449,452     77,332,563     27,993,570    5,380,948
       6,300,000     12,401,149     25,310,777      22,323,210      5,039,058        212,000        341,804    1,760,379
     (95,663,040)   (19,107,059)   (61,540,644)   (223,541,035)   (15,949,592)   (78,128,558)   (24,606,646)  (5,800,361)
      -------------------------------------------------------------------------------------------------------------------

     (22,030,492)     3,223,036    (15,793,689)     77,147,873      2,538,918       (583,995)     3,728,728    1,340,966
      -------------------------------------------------------------------------------------------------------------------
     (31,245,785)   (11,108,988)   (44,741,077)     47,028,774     (6,559,362)    (3,939,019)     2,975,134   (1,306,059)
      79,303,033     76,466,335    208,900,326     182,515,430     41,554,742     72,579,736     18,254,629   20,500,247
      -------------------------------------------------------------------------------------------------------------------
    $ 48,057,248   $ 65,357,347   $164,159,249   $ 229,544,204   $ 34,995,380   $ 68,640,717   $ 21,229,763  $19,194,188
      ===================================================================================================================

    $  5,338,966   $  1,069,869   $  5,902,500   $          --   $  2,089,605   $    188,634   $    358,400   $1,278,815
      ===================================================================================================================

       7,532,098        756,391      1,559,801      14,852,505        953,509      7,099,164      2,029,112      396,096
         793,451      1,067,225      2,137,735       1,248,502        408,021         19,099         24,088      142,772
     (10,628,944)    (1,472,803)    (4,727,375)    (11,993,003)    (1,185,606)    (7,256,217)    (1,825,654)    (435,632)
      -------------------------------------------------------------------------------------------------------------------
      (2,303,395)       350,813     (1,029,839)      4,108,004        175,924       (137,954)       227,546      103,236
      ==================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Effective December 1, 1992, the Aggressive Growth Portfolio and Aggressive Multi-Asset Portfolio changed their names to the Capital Appreciation Portfolio and the Strategic Multi-Asset Portfolio, respectively.

  Prior to January 18, 1990, all of the shares of the Trust were owned by certain separate accounts of Integrated Resources Life Insurance Company ("IR Life"), The Capitol Life Insurance Company ("Capitol Life"), and Presidential Life Insurance Company. On that date, Anchor National Life Insurance Company ("Anchor National") acquired, on an assumption reinsurance basis, all of the variable annuity and variable life insurance contracts issued by IR Life, including certain variable annuity contracts which had been assumed previously by IR Life from Capitol Life. In connection with these transactions, all of the separate accounts of IR Life and Capitol Life that previously owned shares of the Trust were transferred to Anchor National. Anchor National is an indirect wholly owned subsidiary of SunAmerica Inc. ("SunAmerica"). Phoenix Mutual Life Insurance Company ("Phoenix") subsequently acquired on an assumption reinsurance basis, all of Anchor National's variable life contracts and, accordingly, certain separate accounts of Anchor National owning shares of the Trust were transferred to Phoenix. On September 3, 1992, First SunAmerica Life Insurance Company ("First SunAmerica"), an indirect wholly owned subsidiary of SunAmerica Inc., commenced sales of variable annuity contracts funded through the Trust. Therefore, certain shares of the Trust are owned by a First SunAmerica separate account.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities at the prevailing rate of exchange on the valuation date.

  (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

---------------------

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the series based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

STATEMENT OF POSITION 93-2: The Trust follows Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, the amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected.

                                                           ---------------------

  For the year ended December 31, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                                     ACCUMULATED     ACCUMULATED
                                                                                    UNDISTRIBUTED   UNDISTRIBUTED       PAID
                                                                                    NET REALIZED    NET REALIZED         IN
                                                                                     INCOME/LOSS      GAIN/LOSS        CAPITAL
                                                                                    ---------------------------------------------
    Money Market Portfolio........................................................   $       721     $      (721)     $        --
    Government & Quality Bond Portfolio...........................................       (19,876)         19,876               --
    Fixed Income Portfolio........................................................        74,215         (44,792)         (29,423)
    Growth Portfolio..............................................................         2,532         (19,630)          17,098
    High Yield Portfolio..........................................................       104,236        (104,236)              --
    Strategic Multi-Asset Portfolio...............................................        87,570         (87,570)              --
    Multi-Asset Portfolio.........................................................        44,891         (44,891)              --
    Capital Appreciation Portfolio................................................     2,183,947      (2,183,947)              --
    Convertible Securities Portfolio..............................................         7,683          (7,683)              --
    Foreign Securities Portfolio..................................................       121,871        (121,871)              --
    Natural Resources Portfolio...................................................           702            (702)              --
    Target '98 Portfolio..........................................................       150,531        (150,531)              --

NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1995, the undivided interest in a repurchase agreement in the joint account of each portfolio of the Trust was as follows: Money Market Portfolio, 0.0%; Government and Quality Bond Portfolio, 36.2%; Fixed Income Portfolio, 0.1%; Growth Portfolio, 3.3%; High Yield Portfolio, 2.3%; Strategic Multi-Asset Portfolio, 2.1%; Multi-Asset Portfolio, 16.1%; Capital Appreciation Portfolio, 31.3%; Convertible Securities Portfolio, 1.7%; Foreign Securities Portfolio, 4.4%; Natural Resources Portfolio, 2.3% and Target '98 Portfolio, 0.2%. The undivided interest for the Trust represented $101,085,000 in principal amount. As of such date the repurchase agreement in the joint account and the collateral therefore was as follows:

  Lehman Brothers Repurchase Agreement, 5.93% dated 12/29/95, in the principal amount of $101,085,000 repurchase price $101,151,604 due 1/2/96 collateralized by $96,140,000 U.S. Treasury Strip due 2/15/08, $14,405,000 U.S. Treasury Strip due 2/15/98 and $164,595,000 U.S. Treasury Strip due 8/15/17, approximate aggregate value $103,656,969.

NOTE 4. FEDERAL INCOME TAXES: It is the Trust's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At December 31, 1995, the cost of investments for federal income tax purposes and aggregate gross unrealized gains and losses for each portfolio were as follows:

                                           AGGREGATE      AGGREGATE
                                             GROSS          GROSS        UNREALIZED                       CAPITAL
                                          UNREALIZED      UNREALIZED     GAIN (LOSS)      COST OF          LOSS
                                             GAIN            LOSS            NET        INVESTMENTS      CARRYOVER     EXPIRATION
                                             --------------------------------------------------------------------------------
     Money Market Portfolio............   $        --    $         --    $        --    $ 90,289,341    $        --       --*
     Government & Quality Bond
       Portfolio.......................     7,095,847        (235,428)     6,860,419     231,510,330             --        --
     Fixed Income Portfolio............     1,620,086          (8,811)     1,611,275      25,869,672      2,616,922    1996-2002
     Growth Portfolio..................    60,652,359      (5,633,319)    55,019,040     253,415,769             --        --
     High Yield Portfolio..............     1,798,659        (767,811)     1,030,848      44,677,467     14,696,667    1997-2003
     Strategic Multi-Asset Portfolio...    12,148,039        (925,349)    11,222,690      52,546,698             --        --
     Multi-Asset Portfolio.............    32,803,803      (1,030,110)    31,773,693     141,016,594             --        --
     Capital Appreciation Portfolio....    83,370,473     (15,109,971)    68,260,502     292,155,373             --        --
     Convertible Securities
       Portfolio.......................     1,733,826      (1,177,051)       556,775      32,123,457      1,470,924       2003
     Foreign Securities Portfolio......     6,239,243      (2,098,702)     4,140,541      49,316,708      2,275,439    2000-2001
     Natural Resources Portfolio.......     4,411,160        (808,511)     3,602,649      26,341,457             --       --*
     Target '98 Portfolio..............       725,285         (39,376)       685,909      12,080,719        254,450    2002-2003

The Government & Quality Bond, Fixed Income and Foreign Securities utilized capital loss carryover of $6,177,631, $183,473 and $3,191,390, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1995.

* Post 10/31 Capital Loss Deferrals: Money Market $721 and Natural Resources
  $386.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. SAAMCo has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.

---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY      MANAGEMENT                                  AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE                  PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------       --------------------------------------------------------
Money Market               $0-$150 million       .500%         Capital Appreciation       $0-$100 million       .750%
                          >   $150 million       .475%                                   >   $100 million       .675%
                          >   $250 million       .450%                                   >   $250 million       .625%
                          >   $500 million       .425%                                   >   $500 million       .600%
Government & Quality
  Bond/                    $0-$200 million       .625%         Convertible Securities     $0-$100 million       .700%
Fixed Income              >   $200 million       .575%                                   >   $100 million       .650%
                          >   $500 million       .500%                                   >   $250 million       .600%
Growth                     $0-$250 million       .750%                                   >   $500 million       .575%
                          >   $250 million       .675%         Foreign Securities         $0-$100 million       .900%
                          >   $500 million       .600%                                   >   $100 million       .825%
High Yield                 $0-$250 million       .700%                                   >   $250 million       .750%
                          >   $250 million       .575%                                   >   $500 million       .700%
                          >   $500 million       .500%         Natural Resources         >   $          0       .750%
Strategic Multi-Asset/     $0-$200 million      1.000%         Target '98                 $0-$100 million       .625%
Multi-Asset               >   $200 million       .875%                                   >   $100 million       .570%
                          >   $500 million       .800%                                   >   $250 million       .525%
                                                                                         >   $500 million       .500%

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY         WMC                                      AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION              PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------       --------------------------------------------------------
Money Market               $0-$500 million       .075%         Multi-Asset                $0-$ 50 million       .250%
                          >   $500 million       .020%                                   >   $ 50 million       .175%
Government & Quality
  Bond/                    $0-$ 50 million       .225%                                   >   $150 million       .150%
Fixed Income              >   $ 50 million       .125%         Capital Appreciation       $0-$ 50 million       .375%
                          >   $100 million       .100%                                   >   $ 50 million       .275%
Growth/                    $0-$ 50 million       .325%                                   >   $150 million       .200%
Convertible Securities    >   $ 50 million       .225%                                   >   $500 million       .150%
                          >   $150 million       .200%         Foreign Securities         $0-$ 50 million       .400%
                          >   $500 million       .150%                                   >   $ 50 million       .275%
High Yield                 $0-$ 50 million       .300%                                   >   $150 million       .200%
                          >   $ 50 million       .225%                                   >   $500 million       .150%
                          >   $150 million       .175%         Natural Resources          $0-$ 50 million       .350%
                          >   $500 million       .150%                                   >   $ 50 million       .250%
Strategic Multi-Asset      $0-$ 50 million       .300%                                   >   $150 million       .200%
                          >   $ 50 million       .200%                                   >   $500 million       .150%
                          >   $150 million       .175%         Target '98                 $0-$ 50 million       .225%
                          >   $500 million       .150%                                   >   $ 50 million       .150%
                                                                                         >   $100 million       .100%
                                                                                         >   $500 million       .050%

  The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  SAAMCo has agreed that, in the event the expenses of one or more of the portfolios exceeds applicable state law expense limitations, it will waive its fees under the Management Agreements to the extent necessary to reduce the expenses of the affected portfolio(s) so as not to exceed such limitation(s). No such waiver shall result in the obligation (contingent or otherwise) of the affected portfolio(s) to repay SAAMCo in any fiscal year any such amounts waived in previous fiscal years. Such agreements with respect to expense limitations do not require SAAMCo to additionally reimburse any portfolio in the event the waivers are insufficient to reduce such portfolio's expenses to the applicable limitations. For the year ended December 31, 1995, no such waiver was required. For the year ended December 31, 1995, SAAMCo received fees of $9,835,044 from the Trust, of which SAAMCo informed the Trust that $6,911,838 was retained and $2,923,206 was allocated to WMC.

                                                           ---------------------

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 1995:

                                                            GOVERNMENT
                                                                 &
                                                 MONEY        QUALITY       FIXED                                 STRATEGIC
                                                MARKET         BOND         INCOME       GROWTH      HIGH YIELD   MULTI-ASSET
                                               PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                              ------------------------------------------------------------------------------
    Purchases...............................  $        --  $280,032,787  $20,860,594  $262,173,263  $30,599,223  $22,851,783
    Sales...................................           --   319,238,312   23,327,396   244,236,382   33,330,959   34,094,940
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities............................           --   263,098,087   11,564,048            --           --    4,101,742
    Sales of U.S. Government Securities.....           --   299,853,282   11,726,301            --           --    3,828,801

                                                              CAPITAL     CONVERTIBLE    FOREIGN      NATURAL
                                             MULTI-ASSET    APPRECIATION  SECURITIES   SECURITIES    RESOURCES    TARGET '98
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                              ------------------------------------------------------------------------------
    Purchases..............................  $139,974,072   $211,172,139  $26,873,342  $18,097,416   $11,845,411  $ 5,922,737
    Sales..................................   171,221,554   155,259,628   30,571,746   40,402,804     7,777,269   14,366,747
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities............................  112,921,487             --           --           --            --    5,470,722
    Sales of U.S. Government Securities.....  124,978,381             --           --           --            --   12,257,075

NOTE 7. TRANSACTIONS WITH AFFILIATES: The Trust has executed purchases and sales of securities through Royal Alliance Associates, Inc. ("Royal"), a broker/dealer which is affiliated with SAAMCo. For the year ended December 31, 1995, the following portfolios of the Trust paid brokerage commissions to Royal of:

                                                                                               AMOUNT
                                                                                              --------
              Growth Portfolio..............................................................  $ 49,609
              Strategic Multi-Asset Portfolio...............................................     3,341
              Multi-Asset Portfolio.........................................................     6,145
              Capital Appreciation Portfolio................................................    35,445
              Natural Resources Portfolio...................................................    21,897
                                                                                              --------
                                                                                              $116,437
                                                                                              =========

NOTE 8. FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK: At December 31, 1995, the Strategic Multi-Asset, Capital Appreciation, Foreign Securities and Natural Resources Portfolios had outstanding forward foreign currency exchange contracts ("forward contracts") as a hedge against changes in future foreign exchange rates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

NOTE 9. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1995, the Trust had accrued $51,696 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1995, expensed $31,701 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                             NET
                                          REALIZED
                                              &                       DIVIDENDS     DIVIDENDS
                                          UNREALIZED      TOTAL       DECLARED      FROM NET
              NET ASSET        NET          GAIN          FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-       (LOSS)        INVEST-       INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT           ON           MENT          MENT         INVEST-       END OF         TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS   OPERATIONS     INCOME         MENTS        PERIOD        RETURN
-------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/91       $   1.00       $  0.06      $     --      $   0.06      $  (0.06)     $     --      $   1.00         5.6%
12/31/92           1.00          0.03            --          0.03         (0.03)           --          1.00         3.4
12/31/93           1.00          0.02            --          0.02         (0.02)           --          1.00         2.0
12/31/94           1.00          0.04            --          0.04         (0.04)           --          1.00         3.8
12/31/95           1.00          0.05            --          0.05         (0.05)           --          1.00         5.6
Government & Quality Bond Portfolio
12/31/91          12.06          1.00          1.08          2.08         (0.11)           --         14.03        17.3
12/31/92          14.03          1.02         (0.05)         0.97         (1.07)           --         13.93         6.9
12/31/93          13.93          0.90          0.25          1.15         (0.86)           --         14.22         8.3
12/31/94          14.22          0.86         (1.30)        (0.44)        (0.73)        (0.19)        12.86        (3.1)
12/31/95          12.86          0.90          1.55          2.45         (1.08)           --         14.23        19.4
Fixed Income Portfolio
12/31/91          12.57          0.96          0.95          1.91         (0.05)           --         14.43        15.2
12/31/92          14.43          0.98         (0.04)         0.94         (1.06)           --         14.31         6.5
12/31/93          14.31          0.95          0.19          1.14         (0.91)           --         14.54         8.0
12/31/94          14.54          0.89         (1.36)        (0.47)        (1.17)           --         12.90        (3.2)
12/31/95          12.90          0.90          1.52          2.42         (1.16)           --         14.16        19.2
Growth Portfolio
12/31/91          15.46          0.22          6.05          6.27         (0.12)        (0.21)        21.40        40.8
12/31/92          21.40          0.09          0.99          1.08         (0.19)        (0.62)        21.67         5.4
12/31/93          21.67          0.05          1.60          1.65         (0.08)        (0.92)        22.32         7.8
12/31/94          22.32          0.05         (1.03)        (0.98)        (0.05)        (3.11)        18.18        (4.7)
12/31/95          18.18          0.11          4.62          4.73         (0.05)        (3.38)        19.48        26.3
High Yield Portfolio
12/31/91           5.96          0.81          1.16          1.97         (0.05)           --          7.88        33.1
12/31/92           7.88          0.81          0.28          1.09         (0.58)           --          8.39        13.9
12/31/93           8.39          0.79          0.79          1.58         (0.54)           --          9.43        19.1
12/31/94           9.43          0.15         (0.56)        (0.41)        (1.15)           --          7.87        (4.5)
12/31/95           7.87          0.77          0.67          1.44         (0.98)           --          8.33        18.8
Strategic Multi-Asset Portfolio
12/31/91          10.17          0.26          2.20          2.46            --            --         12.63        24.2
12/31/92          12.63          0.23          0.25          0.48         (0.34)        (0.32)        12.45         3.9
12/31/93          12.45          0.21          1.68          1.89         (0.28)           --         14.06        15.3
12/31/94          14.06          0.24         (0.53)        (0.29)        (0.20)        (2.28)        11.29        (2.6)
12/31/95          11.29          0.32          2.18          2.50         (0.23)        (1.78)        11.78        22.8

                                        RATIO OF
                                           NET
                          RATIO OF      INVESTMENT
               NET        EXPENSES       INCOME
             ASSETS          TO            TO
             END OF        AVERAGE       AVERAGE   PORTFOLIO
  PERIOD     PERIOD          NET           NET     TURNOVER
  ENDED      (000'S)       ASSETS        ASSETS      RATE
--------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/91    $ 119,855           0.7%          5.7%        --%
12/31/92      127,262           0.6           3.3         --
12/31/93       99,309           0.6           2.7         --
12/31/94      126,004           0.6           3.8         --
12/31/95       93,692           0.6           5.5         --
Government & Quality Bond Portfolio
12/31/91      197,463           0.8           7.8       87.5
12/31/92      207,860           0.8           7.3       76.4
12/31/93      264,660           0.7           6.2       93.2
12/31/94      232,530           0.7           6.4      117.6
12/31/95      225,579           0.7           6.5      135.2
Fixed Income Portfolio
12/31/91       37,887           0.9           7.2       55.3
12/31/92       40,001           0.8           6.8       31.8
12/31/93       41,116           0.8           6.3       45.9
12/31/94       28,582           0.8           6.5       56.5
12/31/95       27,975           0.8           6.5       76.7
Growth Portfolio
12/31/91      231,857           0.9           1.2       36.9
12/31/92      279,291           0.9           0.5       37.9
12/31/93      311,050           0.9           0.2       66.3
12/31/94      246,149           0.8           0.2       74.8
12/31/95      307,857           0.9           0.6       92.1
High Yield Portfolio
12/31/91       33,046           1.0          11.3       54.9
12/31/92       47,140           0.9           9.7      134.9
12/31/93       79,303           0.9           8.5      121.1
12/31/94       48,057           0.9           9.0       97.9
12/31/95       46,817           0.9           9.2       68.1
Strategic Multi-Asset Portfolio
12/31/91       88,585           1.3           2.3       42.0
12/31/92       79,621           1.3           1.8       57.5
12/31/93       76,466           1.3           1.2       73.9
12/31/94       65,357           1.3           1.8       63.7
12/31/95       64,026           1.3           2.7       36.9

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                             NET
                                          REALIZED
                                              &                       DIVIDENDS     DIVIDENDS
                                          UNREALIZED      TOTAL       DECLARED      FROM NET
              NET ASSET        NET          GAIN          FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-       (LOSS)        INVEST-       INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT           ON           MENT          MENT         INVEST-       END OF         TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS   OPERATIONS     INCOME         MENTS        PERIOD        RETURN
-------------------------------------------------------------------------------------------------------------------------
Multi-Asset Portfolio
12/31/91       $  10.69      $   0.45      $   2.45      $   2.90      $  (0.06)     $     --      $  13.53        27.3%
12/31/92          13.53          0.41          0.67          1.08         (0.47)        (0.35)        13.79         8.2
12/31/93          13.79          0.36          0.63          0.99         (0.44)        (0.46)        13.88         7.3
12/31/94          13.88          0.39         (0.60)        (0.21)        (0.47)        (1.49)        11.71        (1.7)
12/31/95          11.71          0.40          2.47          2.87         (0.49)        (1.05)        13.04        24.9
Capital Appreciation Portfolio
12/31/91           9.81          0.09          5.41          5.50         (0.01)        (0.07)        15.23        56.1
12/31/92          15.23          0.01          3.70          3.71         (0.07)        (1.12)        17.75        25.9
12/31/93          17.75         (0.03)         3.73          3.70         (0.01)        (1.16)        20.28        21.1
12/31/94          20.28         (0.02)        (0.71)        (0.73)           --         (2.04)        17.51        (3.8)
12/31/95          17.51          0.06          6.00          6.06         (0.15)        (0.20)        23.22        34.6
Convertible Securities Portfolio
12/31/91           8.76          0.64          1.70          2.34         (0.12)           --         10.98        26.8
12/31/92          10.98          0.65          1.50          2.15         (0.64)           --         12.49        20.1
12/31/93          12.49          0.61          2.11          2.72         (0.55)        (0.08)        14.58        22.0
12/31/94          14.58          0.66         (1.96)        (1.30)        (0.52)        (1.20)        11.56        (9.7)
12/31/95          11.56          0.61          1.29          1.90         (0.83)        (0.62)        12.01        16.6
Foreign Securities Portfolio
12/31/91          10.25          0.07         (0.09)        (0.02)        (0.12)           --         10.11        (0.3)
12/31/92          10.11          0.13         (1.43)        (1.30)        (0.06)        (0.28)         8.47       (13.1)
12/31/93           8.47          0.05          2.50          2.55         (0.09)           --         10.93        30.2
12/31/94          10.93          0.11         (0.46)        (0.35)        (0.03)           --         10.55        (3.2)
12/31/95          10.55          0.13          1.19          1.32         (0.05)        (0.01)        11.81        12.6
Natural Resources Portfolio
12/31/91           9.72          0.26          0.21          0.47         (0.13)           --         10.06         4.9
12/31/92          10.06          0.21          0.05          0.26         (0.39)           --          9.93         2.5
12/31/93           9.93          0.15          3.42          3.57         (0.17)           --         13.33        36.2
12/31/94          13.33          0.23         (0.09)         0.14         (0.09)        (0.09)        13.29         1.0
12/31/95          13.29          0.18          2.15          2.33         (0.21)        (0.29)        15.12        17.5
Target '98 Portfolio
12/31/91          11.47          0.83          1.33          2.16            --            --         13.63        18.9
12/31/92          13.63          0.82          0.16          0.98         (0.79)        (0.25)        13.57         7.2
12/31/93          13.57          0.82          0.71          1.53         (0.93)        (0.23)        13.94        11.2
12/31/94          13.94          0.83         (1.39)        (0.56)        (1.11)        (0.07)        12.20        (4.1)
12/31/95          12.20          0.86          0.88          1.74         (1.30)           --         12.64        14.6

                                       RATIO OF NET
                                        INVESTMENT
                          RATIO OF       INCOME
               NET        EXPENSES       (LOSS)
             ASSETS          TO            TO
             END OF        AVERAGE       AVERAGE   PORTFOLIO
  PERIOD     PERIOD          NET           NET     TURNOVER
  ENDED      (000'S)       ASSETS        ASSETS      RATE
-------------------------------------------------------------------------------------------------------
Multi-Asset Portfolio
12/31/91    $ 177,429           1.2%          3.8%      50.7%
12/31/92      207,533           1.1           3.1       38.6
12/31/93      208,900           1.1           2.6       48.2
12/31/94      164,159           1.1           3.0       82.5
12/31/95      168,243           1.1           3.2       85.9
Capital Appreciation Portfolio
12/31/91       45,976           1.0           0.7       72.9
12/31/92       83,414           0.9           0.1       92.9
12/31/93      182,515           0.9          (0.2)     111.2
12/31/94      229,544           0.8          (0.1)      64.0
12/31/95      356,218           0.8           0.3       60.1
Convertible Securities Portfolo
12/31/91       14,551           1.1           6.4      109.0
12/31/92       23,723           1.0           5.6       86.5
12/31/93       41,555           0.9           4.4       86.2
12/31/94       34,995           0.9           4.9       50.7
12/31/95       32,008           0.9           5.2       88.8
Foreign Securities  Portfolio
12/31/91       30,823           1.4           0.7       64.2
12/31/92       29,204           1.3           1.4      144.2
12/31/93       72,579           1.3           0.5       47.7
12/31/94       68,641           1.2           1.0       73.9
12/31/95       53,609           1.2           1.2       33.0
Natural Resources Portfolio
12/31/91        9,407           1.2           2.5        2.6
12/31/92        8,796           1.3           2.1       18.7
12/31/93       18,255           1.1           1.3       34.5
12/31/94       21,230           1.0           1.7       36.0
12/31/95       28,941           1.0           1.3       32.0
Target '98 Portfolio
12/31/91       12,553           1.0           6.9       14.4
12/31/92       19,227           0.9           6.0       37.3
12/31/93       20,500           0.9           5.7       20.8
12/31/94       19,194           0.8           6.5        9.2
12/31/95       12,774           0.9           6.7       38.6

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)

---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Anchor Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the Government & Quality Bond Portfolio, the Fixed Income Portfolio, the Growth Portfolio, the High Yield Portfolio, the Strategic Multi-Asset Portfolio, the Multi-Asset Portfolio, the Capital Appreciation Portfolio, the Convertible Securities Portfolio, the Foreign Securities Portfolio, the Natural Resources Portfolio and the Target '98 Portfolio (constituting Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

February 15, 1996
1177 Avenue of the Americas
New York, New York 10036

                                                           ---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. STOCKS

              Wellington Management Company is pleased to provide the following investment comments regarding the 12 Anchor Series Trust portfolios for the fiscal year ended December 31, 1995. The accompanying graphs compare the performance of a $10,000 investment in each portfolio to a $10,000 investment in a comparable securities index since the portfolio's inception.

              To help investors gain perspective about the Anchor Series Trust Portfolios, we have added comparative fund averages as compiled by Lipper Analytical Services in our report this year. These Lipper averages represent all variable annuity funds with similar objectives and are included in each portfolio discussion to the extent that a comparable Lipper category exists. The Lipper returns shown include all fund expenses but exclude insurance company expenses associated with the variable annuities. We believe these averages may be helpful to shareholders in evaluating the Anchor Series Trust Portfolios, since an average of comparable funds is often a truer comparison than an unmanaged index of securities such as the S&P 500 (which is not actively managed and which is reported "gross" of all expenses and transaction costs). In addition to the Lipper averages, major market indices such as the S&P 500 and the Lehman Bros. Aggregate are included as an additional point of reference.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity.

---------------------

              Money Market Portfolio

              The Money Market portfolio met its objectives of current income and stability of principal in fiscal year 1995, providing a 5.6% return for the year and a constant share value of $1.00. In anticipation of further Federal Reserve rate decreases in 1996, the portfolio remains positioned with a longer average maturity in order to lock in prevailing yields.

---------------------

              Fixed-Income Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                                                                      Lipper VA
                                     Fixed            Lehman          Corp Debt
                                     Income           Brothers        BBB-Rated
                                    Portfolio        Aggregate*      Average (UF)*

                                      10000            10000            10000
              12/86                   11358            11532            11431
              12/87                   11451            11853            11484
              12/88                   12266            12787            12383
              12/89                   13835            14644            13974
              12/90                   14891            15955            14958
              12/91                   17159            18508            17436
              12/92                   18275            19878            18711
              12/93                   19729            21816            20780
              12/94                   19092            21179            19976
              12/95                   22753            25092            23793

              Fixed Income Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year            19.18%
              5-year             8.85%
              10-year            8.57%

              *The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indexes to give a broad view of the bond market--69% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 2% reflects the Asset-Backed Securities Index. The Lipper V.A. Corp. Debt. BBB-Rated Average invests at least 65% of assets in corporate and government debt issues rated in the top four grades.

              THE FIXED INCOME PORTFOLIO returned 19.2% for the fiscal year, outperforming the bond market as measured by the Lehman Bros. Aggregate Index, which returned 18.5% in 1995. It also modestly out-performed the Lipper Variable Annuity Corporate Bond--BBB-Rated category, which returned 19.1%. A sizable weighting in corporate bonds and a longer duration added to the Portfolio's return in 1995. In August of this year, Portfolio Manager Tom Pappas elected to move into a small weighting of high-yield securities (less than 5%), which we believe will enhance long term returns.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              Government and Quality Bond Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                          Government and       Lehman         Lipper VA
                           Quality Bond       Brothers        Corp Debt
                            Portfolio        Aggregate*        A-Rated
                                                             Average (UF)*
                              10000            10000            10000
              "12/86"         11028            11532            11513
              "12/87"         11201            11853            11662
              "12/88"         12182            12787            12526
              "12/89"         14084            14644            14098
              "12/90"         15181            15955            15189
              "12/91"         17807            18508            17707
              "12/92"         19035            19878            19030
              "12/93"         20610            21816            21068
              "12/94"         19977            21179            20162
              "12/95"         23838            25092            24055


              Government and Quality Bond Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                    19.42%
              5-year                     9.46%
              10-year                    9.08%


              *The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indexes to give a broad view of the bond market--69% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 2% reflects the Asset-Backed Securities Index. The Lipper V.A. Corp. Debt. A-Rated Average invests at least 65% or more of assets in corporate debt issues rated "A" or better, or government issues.

              FIXED-INCOME PORTFOLIOS (CONTINUED)

              THE GOVERNMENT AND QUALITY BOND PORTFOLIO returned 19.4% in 1995, outperforming the bond market as measured by the Lehman Bros. Aggregate Index, which returned 18.5%. The portfolio's returns matched the return of the Lipper Variable Annuity Corporate Bond--A-Rated average for the fiscal year. There were two factors enhancing returns: the portfolio's relatively longer duration (effective duration of 5.1 or 10.8 years to maturity) and its overweighting in corporate bonds relative to the Lehman index. The portfolio's fixed holdings as of December 31, 1995 were invested 70% in treasury and agency securities, 23% in corporate securities, and 8% in asset-backed and other securities. The yield to maturity as of December 31, 1995 was 6.6%.

              The graph represents past performance, which is not indicative of future results.

---------------------

              High Yield Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                                               Lehman        Lipper VA
                            High Yield        Brothers      High Current
                            Portfolio        Aggregate*     Yield Average*
                              10000            10000            10000
              "12/86"         10505            10000            10000
              "12/87"         10682            10278            10307
              "12/88"         12209            11088            11703
              "12/89"         11863            12699            11960
              "12/90"         10588            13836            11248
              "12/91"         14088            16049            15147
              "12/92"         16047            17237            17602
              "12/93"         19109            18917            20859
              "12/94"         18253            18365            20223
              "12/95"         21681            21759            23960


              High Yield Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                    18.78%
              5-year                    15.41%
              10-year                    8.05%


              *The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indexes to give a broad view of the bond market--69% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 2% reflects the Asset-Backed Securities Index. The Lipper V.A. High Current Yield Average aims at high relative current yield from fixed income securities without any quality or maturity restrictions, and tends to invest in lower grade debt issues.

              THE HIGH-YIELD PORTFOLIO returned 18.8% in 1995, outperforming the Lipper Variable Annuity High Current Yield average and the Lehman Bros. Aggregate Index, both of which returned 18.5%. The portfolio's returns were aided by beneficial credit selection including favorable industry selection. For instance, the portfolio had a beneficial allocation to the aerospace and broadcasting sectors, which aided performance in 1995.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              Target '98 Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                                                                    Lehman
                                              Target '98           Brothers
                                              Portfolio           Aggregate*
                                                10000               10000
              "12/88"                           10794               10454
              "12/89"                           12656               11973
              "12/90"                           12875               13045
              "12/91"                           15301               15132
              "12/92"                           16396               16251
              "12/93"                           18238               17836
              "12/94"                           17493               17315
              "12/95"                           20040               20515


              Target '98 Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                                      14.56%
              5-year                                       9.25%
              Since Inception (5/2/88 )                    9.49%

              *The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indexes to give a broad view of the bond market--69% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage Backed Securities Index and 2% reflects the Asset-Backed Securities Index.


              THE TARGET '98 PORTFOLIO provided a 14.6% return in 1995, due to a bond market rally that saw the yield curve steepen and overall interest rates decline. Because the index has a much longer duration than this portfolio, the Target '98 Portfolio returned below the overall bond market return of 18.5%, as measured by the Lehman Bros. Aggregate Index. With three years left to maturity, the portfolio outperformed a similar duration three-year Treasury bond.

              The graph represents past performance, which is not indicative of future results.

---------------------

              BALANCED PORTFOLIOS

              Multi-Asset Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                                             Lipper VA
                                              Flexible
                           Multi-Asset       Portfolios
                            Portfolio       Average (UF)*      S&P 500*
                              10000            10000            10000
              "12/87"          9508             9286             8681
              "12/88"         10420            10330            10123
              "12/89"         12472            12458            13330
              "12/90"         12674            12587            12917
              "12/91"         16132            15763            16852
              "12/92"         17457            16966            18136
              "12/93"         18733            19012            19965
              "12/94"         18418            18643            20228
              "12/95"         23011            23158            27830


              Multi-Asset Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                    24.94%
              5-year                    12.67%
              Since Inception (3/23/87)  9.99%


              *The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper V.A. Flexible Portfolios Average allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

              THE MULTI-ASSET PORTFOLIO returned 24.9% in 1995, placing it between the returns of the stock market (37.6%, as measured by the S&P 500) and that of the bond market (18.5%, as measured by the Lehman Bros. Aggregate Index). This is to be expected, given the portfolio's mix of 60% stocks and 40% bonds. The portfolio modestly outperformed the Lipper Variable Annuity Flexible category, which gained 24.2% in 1995.

              The fixed income component of the portfolio showed strong performance throughout the year, enhancing overall portfolio returns. The portfolio's relative returns were somewhat held back by returns of its U.S. equity component, which mostly lagged the strong U.S. equity market in 1995 (as represented by the S&P 500 Composite). Specifically, returns were limited by an underweighting in some of the market's strongest performing sectors--such as financial services companies--and by investments in retail companies, basic industry, and energy stocks. The asset allocation calls were neutral to the portfolio's returns.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              Strategic Multi-Asset Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                                                                    Lipper VA
                                   Strategic                          Global
                                  Multi-Asset                        Flexible
                                   Portfolio         S&P 500*        Average*
                                     10000            10000            10000
              "12/87"                 9225             9284             9524
              "12/88"                10601            10826            10598
              "12/89"                12699            14256            12685
              "12/90"                11737            13814            12313
              "12/91"                14577            18023            15338
              "12/92"                15150            19396            16347
              "12/93"                17469            21351            19878
              "12/94"                17018            21633            19279
              "12/95"                20893            29763            23538

              Strategic Multi-Asset Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                                      22.77%
              5-year                                      12.22%
              Since Inception (3/23/87)                    8.76%

              *The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper V.A. Global Flexible Average allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside the U.S.


              THE STRATEGIC MULTI-ASSET PORTFOLIO returned 22.8% in fiscal 1995, below the S&P 500 annual return of 37.6%, but outperforming the Lipper Variable Annuity Global Flexible category return of 22.1%. This return was due to outperformance by the aggressive stock (11% of the portfolio), international stock (30%), and fixed income components (29%) of the portfolio. Returns in the U.S. equity component (27% of the portfolio) were impacted by the same issues described in the Multi-Asset Portfolio. At a "normal" 70% weighting in global equities and 30% commitment to fixed income and cash, the portfolio should be expected to provide a risk/return profile lower than that of the U.S. equity market as measured by the S&P 500, which is how the portfolio performed in 1995.

              The graph represents past performance, which is not indicative of future results.

---------------------

              EQUITY PORTFOLIOS

              Convertible Securities Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                                          Convertible
                                          Securities
                                          Portfolio            S&P 500*
                                            10000               10000
              "12/87"                        8740                9284
              "12/88"                       10006               10826
              "12/89"                       11478               14256
              "12/90"                       11036               13814
              "12/91"                       13994               18023
              "12/92"                       16807               19396
              "12/93"                       20508               21351
              "12/94"                       18525               21633
              "12/95"                       21563               29763

              Convertible Securities Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                                      16.60%
              5-year                                      14.37%
              Since Inception (3/23/87)                    8.93%

              *The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.


              THE CONVERTIBLE SECURITIES PORTFOLIO returned 16.6% in fiscal 1995. Enhancing performance returns were investments in the automotive and retail sectors. The portfolio returned below the S&P 500, at 37.6%, which was attributable to investments in foreign convertible securities. One such investment was in Cemex, the largest cement manufacturer in Mexico. Although this security rebounded at year-end, it was especially negative early in the year. The portfolio continues to hold this position since the Cemex convertible security has an extremely short maturity and a yield to maturity of 14.5%. Additionally, we strongly believe Cemex has the source of earnings, both in Mexico and abroad, to meet its debt obligations. Investments in the Philippines also hurt returns during the year. As of December 31, 1995, the portfolio's total commitment to international convertible securities was 13.5%.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              Foreign Securities Portfolio

                                                                Foreign           Foreign
                                  Foreign        Lipper VA     Securities        Securities
                                 Securities   International   (MSCI EAFE -      (MSCI EAFE -
                                 Portfolio        Funds*      GDP weighted)*    Cap- weighted)*
                                   10000           10000         10000             10000
              "12/87"               8686            9046          9434             10128
              "12/88"              10596           10170         12005             13024
              "12/89"              13677           13047         14543             14430
              "12/90"              11934           11751         12040             11082
              "12/91"              11903           12954         13404             12468
              "12/92"              10344           12045         12177             10990
              "12/93"              13471           16081         16331             14610
              "12/94"              13035           16136         17672             15788
              "12/95"              14676           17758         19725             17612

              Foreign Securities Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                                     12.58%
              5-year                                      4.22%
              Since Inception (3/23/87)                   4.48%

              *The MSCI EAFE Index is the Morgan Stanley Capital International Europe, Australia and Far East Index and reflects the return realized by a U.S. dollar-based investor. The Lipper V.A. International Funds Average invests its assets in securities whose primary trading markets are outside of the U.S.


              THE FOREIGN SECURITIES PORTFOLIO returned 12.6% in fiscal 1995, a return which was higher than the MSCI EAFE Index (GDP-weighted) return of 11.6%, the MSCI EAFE Index (Cap-weighted) return of 11.6%, and the Lipper Variable Annuity International average of 10.1%. The MSCI EAFE Index is available based on either the size of a country's economy (GDP-weighted), or the size of its stock market (capitalization-weighted). Since stock market performance may alter the capitalization-weighted index, we believe the GDP-weighted index we've added this year is a more stable benchmark over time.

              Several areas contributed to strong investment returns. First, investments in Japan, Australia, the Netherlands, and Sweden were helpful in 1995, as investors in those markets began to see an improvement in their respective economic settings. Second, relative overweight positions in France and Spain, in addition to the portfolio's avoidance of Latin American securities, also aided returns when compared to the Lipper average. Finally, the portfolio benefited from good stock selection in Canada and Spain.

              The graph represents past performance, which is not indicative of future results.

---------------------

              Growth Portfolio

                                             Lipper VA
                             Growth           Growth
                            Portfolio       Average (UF)*      S&P 500*
                              10000            10000            10000
              "12/86"         10931            11887            11862
              "12/87"         10994            12152            12492
              "12/88"         12398            13940            14567
              "12/89"         16128            18009            19182
              "12/90"         15874            17150            18587
              "12/91"         22353            23546            24250
              "12/92"         23567            25550            26098
              "12/93"         25394            28685            28729
              "12/94"         24195            28390            29108
              "12/95"         30563            37608            40047

              Growth Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                    26.32%
              5-year                    14.00%
              10-year                   11.82%

              *The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper V.A. Growth Average invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.


              THE GROWTH PORTFOLIO returned 26.3% in fiscal 1995, aided by investments in finance, healthcare and select technology issues. While strongly positive, the portfolio's returns were below that of the S&P 500, at 37.6%, and the Lipper Variable Annuity Growth average, which returned 32.5%. Three factors were significant contributors to this return pattern. First, smaller capitalization stocks underperformed larger stocks in the first half of 1995, a period when the portfolio had a large commitment in that area. The S&P 500 Composite is a large-cap index, therefore it outperformed the portfolio in 1995. Second, the portfolio's investments in technology stocks, while significant at a 18%-24% weighting throughout the year, were still less than many growth funds. Due to strong gains in the technology sector during 1995, other growth portfolios with a more aggressive technology focus outperformed. Third, the portfolio was relatively underweighted in Consumer Staples--a strong performing sector in 1995.

              In order to improve returns going forward, the portfolio underwent a change in the management team last August. Since that time, the Growth Portfolio has been managed by a team of specialists, the "Growth Investment Team," comprised of Matthew E. Megargel (large-capitalization specialist), Frank V. Wisneski (mid- to smaller-capitalization specialist), and John J. Harrington (risk analysis specialist). Since August, the portfolio's returns have paralleled those of the Lipper Variable Annuity Growth average more closely, outperforming this index in the closing months of 1995.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              Capital Appreciation Portfolio

              [PEAK AND VALLEY CHART REFLECTING THE FOLLOWING DATA]

                                                         Lipper VA
                                         Capital          Capital
                                       Appreciation     Appreciation
                                        Portfolio       Average (UF)*     S&P 500*
                                          10000            10000            10000
              "12/87"                      8351             8502             8681
              "12/88"                     10116             9585            10123
              "12/89"                     12647            12202            13330
              "12/90"                     10601            11441            12917
              "12/91"                     16552            16598            16852
              "12/92"                     20846            18286            18136
              "12/93"                     25238            21182            19965
              "12/94"                     24279            20873            20228
              "12/95"                     32671            27507            27830

              Capital Appreciation Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                                      34.56%
              5-year                                      25.25%
              Since Inception (3/23/87)                   14.49%

              *The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper V.A. Capital Appreciation Average aims at maximum capital appreciation by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc.; may take large cash positions.


              THE CAPITAL APPRECIATION PORTFOLIO returned 34.6% in fiscal 1995. Areas of investments enhancing returns were consumer discretionary stocks, information and entertainment companies, and energy securities. Smaller capitalization stocks underperformed large cap stocks for much of the year, which accounts for the portfolio's relative performance vs. the S&P 500, which returned 37.6%. However, consistent with its long-term performance history, this portfolio outperformed the Lipper Variable Annuity Capital Appreciation average, which returned 31.8% in 1995.

              The graph represents past performance, which is not indicative of future results.

---------------------

              Natural Resources Portfolio

                                                                        Lipper VA
                                       Natural                           Natural
                                      Resources                         Resources
                                      Portfolio         S&P 500*       Average (UF)*
                                        10000            10000            10000
              "12/88"                   11172            10000            10000
              "12/89"                   13219            13168            12458
              "12/90"                   11233            12760            10886
              "12/91"                   11780            16648            11130
              "12/92"                   12077            17916            10925
              "12/93"                   16442            19722            15263
              "12/94"                   16607            19983            14904
              "12/95"                   19507            27492            16693

              Natural Resources Portfolio
              Average Annual Total Returns as of 12/31/95

              1-year                                      17.46%
              5-year                                      11.67%
              Since Inception (1/1/88)                     8.71%

              *The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper V.A. Natural Resources Average invests more than 65% of its equity commitment in natural resource stocks.


              THE NATURAL RESOURCES PORTFOLIO provided a 17.5% return in 1995, outperforming the Lipper Variable Annuity Natural Resource Average, which provided a 12.0% return. The natural resource sectors of the S&P 500 Composite were less positive than other market sectors, such as healthcare, finance, and technology, due to investors' fears that slow growth would threaten the economically sensitive materials, energy, and precious metals stocks. Therefore, the Natural Resource Portfolio (and the Lipper Natural Resources average) did not keep up with the market index return of 37.6%, as represented by the S&P 500 Composite. The last few months of the year saw a moderate rebound in materials stock--particularly natural gas and oil--which were aided by low inventory levels and the arrival of a colder winter than was experienced last year. The diversified strategy of the portfolio, with investments in gold, energy, metals, and paper companies, helped relative performance vs. the Lipper group.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

A-1112-AR